----------------------------------------
 ANNUAL REPORT
----------------------------------------


----------------------------------------
 DECEMBER 31, 1995                                   [ARTWORK APPEARS HERE]
----------------------------------------


----------------------------------------
 YOUR FOUNDATION FOR INVESTMENT STRENGTH
----------------------------------------



                                     The   The Kent Limited Term Tax-Free Fund

                                    Kent   The Kent Intermediate Tax-Free Fund

                              Funds/(R)/   The Kent Tax-Free Income Fund

                                           The Kent Michigan Municipal Bond Fund

----------------------------------------
  MESSAGE TO SHAREHOLDERS
----------------------------------------

Dear Kent Fund Shareholder:

     The 1995 annual report to shareholders of The Kent Funds includes a new feature - a "Market Overview" from Kent Fund portfolio managers that explains how and why municipal bond markets performed as they did in 1995. It also explains the strategy followed by the portfolio managers to increase your returns while keeping risk low. In addition, you will continue to find information about the performance of individual funds.

     While we have changed the format of our annual report to keep investors better informed, we have not altered our investment goal of providing investors with good value and opportunities for growth without undue risk.

     This report provides a great deal of information about The Kent Funds, but you may still have questions. Please call us at 1-800-633-KENT (1-800-633-5368). A Kent Funds Specialist is available to assist you. We are always pleased to answer questions from shareholders.

Sincerely,


The Kent Funds

                                                                           -----
                                                                             1
                                                                           -----

----------------------------------------
  TAX-FREE BOND MARKET OVERVIEW
----------------------------------------

     The municipal bond market recorded one of its best years ever during 1995. The Lehman Brothers Municipal Bond Index, which represents the broad universe of municipal bonds, posted a 17.5% return for 1995. It was the fourth best return since 1980, when the index was established, and the best return since 1986, when the index gained 19.3%.

     Reflecting the municipal bond market as a whole, the Kent municipal bond funds also posted strong returns during 1995, largely because of declining interest rates. Interest rates declined throughout 1995 because of the economy's perceived "soft landing" and subsequent efforts by the Federal Reserve Board (the "Fed") to lower rates. As the accompanying table shows, the yield on the 30-year AAA-rated general obligation municipal bonds declined from 6.55% at the end of 1994 to 5.20% at the end of 1995.

     The municipal bond market, even more than the bond market as a whole, entered 1995 in a state of disarray. With the Fed increasing rates a half-dozen times during 1994 to slow down the economy, investors witnessed one of the largest increases in interest rates on record. With rising rates creating a steady decline in the value of municipal bonds, investors began selling their bonds to stem their losses. The bankruptcy of Orange County, which was caused by investments in high-risk derivatives, added to investors' woes.

     The Kent municipal bond funds took advantage of the declining market by systematically increasing the average maturity of each Fund. When a 10-year, high-quality bond that is yielding 4.60% is purchased for The Kent Funds and the same bond later becomes available with a yield of 5.75% because of rising interest rates, typically our strategy is to buy more. We recognize that trends often continue and that the yield of the same bond may later climb to 6.75%. While no one can say for certain at what point interest rates will peak when they are increasing, the goal of minimizing risk while maximizing returns can best be achieved by consistently purchasing more bonds to lengthen the average maturity of the funds.

     Likewise, when interest rates decline, we typically reduce the average maturity of The Kent Funds, locking in gains by selling some of the assets that have increased in price and declined in yield. This strategy worked well for the Kent municipal bond funds in 1995.

Flat-Tax Proposals

     Flat-tax proposals were the other major factor impacting municipal bond performance in 1995. When a flat tax system replaces a gradu-

--------------------------------------------------------------------------------
              AAA-Rated General Obligations Municipal Bond Yields

                             [GRAPH APPEARS HERE]
--------------------------------------------------------------------------------

-----
  2
-----

                                        ----------------------------------------
                                                 TAX-FREE BOND MARKET OVERVIEW
                                        ----------------------------------------

ated tax system, only earned income is taxed. Since capital gains and interest income would no longer be taxed, the tax-free status of municipal bonds would no longer provide an advantage to investors. Fear that a flat tax system would be approved caused municipal bonds to be priced at higher yields relative to U.S. Treasury securities. Historically, 30-year, AAA-rated general obligations municipal bond yields are, on average, 83% as high as yields of U.S. Treasury bonds with comparable maturities. At the end of September, 1995, however, such bonds had yields 90% as high as yields of U.S. Treasuries with the same maturity. Under these conditions, even an investor in an 11% tax bracket would theoretically be better off owning the tax-free municipal bond than the U.S. Treasury security. Some type of tax reform is likely, but, given the impact of a flat-tax on government financing, we believe it is unlikely that a flat-tax proposal will be adopted.

OTHER FACTORS

     The Orange County crisis created an opportunity to purchase high-quality California municipal bonds at bargain prices. Many investors feared that other municipalities in California and throughout the nation had followed Orange County's risky practice of leveraging derivative investments. Given the State of California's already weak economy, California bonds became attractively priced relative to other municipal bonds.

     Typically, California bonds trade at lower yields than the bonds of other states. However, the supply of California municipals sometimes exceeds the demand; when that happens, the yield rises to increase demand and clear the market. With some investors refusing to purchase California paper, yields had to increase more on a relative basis than they normally would. After thorough credit analyses, The Kent Municipal Bond Funds purchased high-quality California bonds as long-term investments.

     The low level of new municipal issues also played a role in tax-free fund performance during 1995. Securities Data Company tallied an aggregate of $156.2 billion in municipal issues during 1995, a decline from $164.5 billion in 1994 and well below 1993's record of $292.0 billion. The low supply was somewhat positive for the market, as it resulted in a better match between supply and demand. Refunding issues declined 15%, from $38.9 billion in 1994 to $32.9 billion in 1995. Refunding, like refinancing a home mortgage, is the process of replacing a higher interest rate issue with a lower rate issue. We believe the decline in interest rates during 1995 is likely to result in increased refunding during 1996.

OUTLOOK

     Going into 1996, the bond market is held hostage by the budget stalemate in Washington. A meaningful reduction in the budget deficit during the next seven years should be positive for the fixed-income market, even though the immediate impact on the economy would be minimal.

     In addition, we believe that the Fed will reduce short-term interest rates by another 50 basis points (0.5%) during the next six months. The rate reduction would have a positive impact on bonds maturing within five years.

     Because of 1995's declining interest rates, the average maturities of the Kent municipal bond funds portfolios were shortened and are now only slightly longer than the maturities of their benchmark indexes. The average maturities will likely remain slightly longer than those of the benchmark indexes until there are signs of stronger economic activity.

     The municipal bond market will be volatile in 1996 as the various flat-tax proposals are discussed. While legislation that would affect the tax-free status of municipal bonds is not expected to pass, we will continue to use periods of uncertainty as opportunities to purchase high-quality municipal bonds for The Kent Municipal Bond Funds.

                                                                           -----
                                                                             3
                                                                           -----

----------------------------------------
  PORTFOLIO REVIEWS
----------------------------------------

THE KENT LIMITED TERM TAX-FREE FUND

BY ALLAN J. MEYERS,
CO-PORTFOLIO MANAGER
AND
MICHAEL J. MARTIN,
CO-PORTFOLIO MANAGER

     The average maturity of The Kent Limited Term Tax-Free Fund was reduced modestly from 3.4 years at the end of 1994 to 3.2 years at the end of 1995. With interest rates declining in 1995, yields declined. The yield on a five-year AAA-rated general obligation municipal security fell from 4.35% on September 30, 1995 to 4.10% on December 29, 1995, the last trading day of the year.

     For the 12 months ended December 31, 1995, the Fund's total returns were 8.43% for Institutional Shares, and 8.40% for Investment Shares, before the deduction of sales charges. For the same period, the total return for the Lehman Brothers One-Year General Obligations Municipal Bond Index was 6.51%, and the Lehman Brothers Three-Year General Obligations Municipal Bond Index was 8.84%.

     The Fund was well positioned to take advantage of a continuing decline in rates. Fund purchases were oriented toward AAA-rated and AA-rated municipals maturing in three to six years. Purchases for the Fund during 1995 included Pennsylvania Higher Education Student Loan Revenue Bonds, Letter of Credit - Student Loan Mar-

--------------------------------------------------------------------------------

THE KENT LIMITED TERM TAX-FREE FUND

Distribution of Net Assets
as of December 31, 1995
--------------------------
                           [PIE CHART APPEARS HERE]

     Cash Equivalents & Net Other Assets & Liabilities        1.72%
     Other Regions                                            7.35%
     South                                                   17.43%
     Pacific                                                  2.31%
     East                                                    18.08%
     Mountain                                                12.51%
     North Central                                           40.60%

--------------------------------------------------------------------------------

keting Association securities, securities from the Alaska Housing Finance Corporation, MBIA Insured, and Indiana University Revenue Student-Fee Bonds.

OUTLOOK

     We believe that the Fund is well structured to take advantage of the additional interest rate reductions by the Fed that we expect during 1996. The Fund will continue to concentrate its purchases on municipal bonds with three- to six-year maturities. These bonds should benefit greatly from any reductions in short-term rates.

     Conversely, if any increase occurs in tax-free yields on municipal bonds as a result of investor uncertainty over flat-tax proposals, then the average maturity of the Fund's portfolio will be increased.

--------------------------------------------------------------------------------

THE KENT LIMITED TERM TAX-FREE FUND
TAX EQUIVALENT YIELDS/+/ AS OF DECEMBER 31, 1995
------------------------------------------------

           TAX BRACKET        INVESTMENT CLASS       INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                28%                4.46%                  4.85%
                31%                4.65%                  5.06%
                36%                5.02%                  5.45%
              39.6%                5.31%                  5.78%

/+/ Based on an SEC 30-day yield at 12/31/95 of 3.21% for the Investment Class and 3.49% for the Institutional Class.
--------------------------------------------------------------------------------

-----
  4
-----

                                        ----------------------------------------
                                                             PORTFOLIO REVIEWS
                                        ----------------------------------------

--------------------------------------------------------------------------------

THE KENT LIMITED TERM TAX-FREE FUND
Average Annual Return as of December 31, 1995
--------------------------------------------------------------------------------

                              INVESTMENT CLASS*              INSTITUTIONAL CLASS
                             (inception: 11/1/94)            (inception: 9/1/94)
--------------------------------------------------------------------------------
          One Year                    4.05%                         8.43%
      Life of Fund                    3.51%                         5.65%

* Reflects deduction of 4.00% sales charge.

Growth of $10,000 Investment Comparison
with the Lehman Brothers One-Year General Obligations Municipal Bond Index and the Lehman Brothers Three-Year General Obligations Municipal Bond Index
---------------------------------------------------------------------------

[GRAPH APPEARS HERE]     Past performance is no guarantee of future performance.
                         The investment return and principal value will
                         fluctuate so that your shares, when redeemed, may be
[GRAPH APPEARS HERE]     worth more or less than the original cost. Performance
                         for each class will differ based on differences in sales charges and expenses for each class of shares.
                         Return figures and investment values are quoted after deducting class expenses and sales charges (if applicable). Investment class shares are sold with a maximum front-end sales charge of 4.00%. The Lehman
                         Brothers One-Year General Obligations Municipal Bond
                         Index and the Lehman Brothers Three-Year General
                         Obligations Municipal Bond Index are unmanaged indexes of debt instruments issued by municipalities. Total
                         Returns reflect reinvestment of all dividends and capital gains distributions.

--------------------------------------------------------------------------------

                                                                           -----
                                                                             5
                                                                           -----

----------------------------------------
  PORTFOLIO REVIEWS
----------------------------------------

THE KENT INTERMEDIATE TAX-FREE FUND

BY ALLAN J. MEYERS,
PORTFOLIO MANAGER

     By following the strategy used for other Kent tax-free funds, The Kent Intermediate Tax-Free Fund provided outstanding performance, locking in gains for shareholders by reducing its average maturity during 1995. In 1994, the Fund increased its average maturity from 6.6 years to 9.4 years. As interest rates fell in 1995, the Fund's average maturity was systematically reduced to 7.4 years by December 29, the last trading day of the year.

     For the 12 months ended December 31, 1995, the Fund's total returns were 12.90% for Institutional Shares, and 12.66% for Investment Shares, before the deduction of sales charges. For the same period, the total return for the Lehman Brothers Three-Year General Obligations Municipal Bond Index was 8.84%, and the Lehman Brothers Five-Year General Obligations Municipal Bond Index was 11.64%.

     During the first quarter of 1995, the Fund reduced its holdings of bonds with maturities of 20 to 30 years and reinvested the funds in securities maturing in three to five years. The Fund finished the year with an average maturity slightly longer than that of its benchmark index.

     Portfolio quality remained high, with an average rating of AA. At the current stage of the economic cycle, the additional yield available by purchasing lower-quality

--------------------------------------------------------------------------------

THE KENT INTERMEDIATE TAX-FREE FUND
Distribution of Net Assets At December 31, 1995
-----------------------------------------------
                           [PIE CHART APPEARS HERE]

     Cash Equivalents & Net Other Assets & Liabilities     1.81%
     Other Regions                                         5.35%
     South                                                23.80%
     Pacific                                              13.57%
     East                                                 12.89%
     Mountain                                              4.43%
     North Central                                        38.15%

--------------------------------------------------------------------------------

municipal securities (BAA) is narrow and does not warrant the additional risk. Only 2.2% of the portfolio's assets are BAA-rated municipal bonds.

OUTLOOK

     Since municipal securities in the 5- to 15-year maturity range are currently the most attractive sector of the market, in our opinion The Kent Intermediate Tax-Free Fund is especially well positioned for 1996. If the Federal Reserve Board eases interest rates again during the next six months, the securities in the five-year maturity range should perform well.

     Securities in the 10- to 15-year range are especially attractive during periods of rising interest rates. If market aberrations, such as concerns over the flat tax proposals, cause a period of rising rates, the Fund's average maturity will be increased modestly. A sustained decline in interest rates would result in a further shortening of the Fund's average maturity.

--------------------------------------------------------------------------------

THE KENT INTERMEDIATE TAX-FREE FUND
TAX EQUIVALENT YIELDS/+/ AS OF DECEMBER 31, 1995
--------------------------------------------------------------------------------

      TAX BRACKET            INVESTMENT CLASS            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
           28%                     4.96%                         5.51%
           31%                     5.17%                         5.75%
           36%                     5.58%                         6.20%
         39.6%                     5.91%                         6.57%

/+/ Based on an SEC 30-day yield at 12/31/95 of 3.57% for the Investment Class and 3.97% for the Institutional Class.
--------------------------------------------------------------------------------

-----
  6
-----

                                        ----------------------------------------
                                                             PORTFOLIO REVIEWS
                                        ----------------------------------------

--------------------------------------------------------------------------------

THE KENT INTERMEDIATE TAX-FREE FUND
Average Annual Return as of December 31, 1995
--------------------------------------------------------------------------------

                                 INVESTMENT CLASS*         INSTITUTIONAL CLASS
                               (inception: 12/18/92)       (inception: 12/16/92)
--------------------------------------------------------------------------------
              One Year                 8.11%                      12.90%
           Three Years                 4.32%                       5.92%
          Life of Fund                 4.42%                       5.97%

* Reflects deduction of 4.00% sales charge.


Growth of $10,000 Investment Comparison
with the Lehman Brothers Three-Year General Obligations Municipal Bond Index
and the Lehman Brothers Five-Year General Obligations Municipal Bond Index
--------------------------------------------------------------------------------

                             [PLOT POINTS TO COME]

[GRAPH APPEARS HERE]     Past performance is no guarantee of future performance.
                         The investment return and principal value will
                         fluctuate so that your shares, when redeemed, may be
[GRAPH APPEARS HERE]     worth more or less than the original cost. Performance
                         for each class will differ based on differences in sales charges and expenses for each class of shares.
                         Return figures and investment values are quoted after deducting class expenses and sales charges (if applicable). Investment class shares are sold with a maximum front-end sales charge of 4.00%. The Lehman
                         Brothers Three-Year General Obligations Municipal Bond
                         Index and the Lehman Brothers Five-Year General
                         Obligations Municipal Bond Index are unmanaged indexes of debt instruments issued by municipalities. Total
                         Returns reflect reinvestment of all dividends and capital gains distributions.

--------------------------------------------------------------------------------

                                                                           -----
                                                                             7
                                                                           -----

----------------------------------------
  PORTFOLIO REVIEWS
----------------------------------------

THE KENT TAX-FREE INCOME FUND

BY ALLAN J. MEYERS,
PORTFOLIO MANAGER

     The Kent Tax-Free Income Fund's average maturity range of 10 to 25 years is designed to return a higher level of tax-free income over time, but the Fund's longer maturity range makes it more volatile than other Kent tax-free funds.

     Since inception, the Fund's total returns were 8.64% for Institutional Shares, and 8.34% for Investment Shares, before the deduction of sales charges. From the end of March through December 31, 1995, the total return for the Lehman Brothers Municipal Bond Index was 9.70%. Because Lehman bond indices only measure results at month end periods, an exact correlation with the Fund's inception date cannot be provided.

     The Fund opened in mid-March 1995 with assets of $53 million and ended the year with assets slightly exceeding $122 million. Income, not overall return, is the primary performance consideration for the Fund.

     Because interest rates already had declined significantly by the Fund's inception, the decision was made to start the Fund with an average portfolio maturity of 10 years and to increase the average maturity gradually during market pullbacks and as opportunities presented themselves.

     Following this strategy, the average maturity was increased to 11.1 years by the end of June, to 12.2 years by the end of Sep-

--------------------------------------------------------------------------------

THE KENT TAX-FREE INCOME FUND
Distribution of Net Assets as of December 31, 1995
--------------------------------------------------
                           [PIE CHART APPEARS HERE]

     Cash Equivalents & Net Other Assets & Liabilities    2.82%
     Other                                                2.48%
     Pacific                                             19.44%
     South                                               20.16%
     East                                                14.79%
     Mountain                                             3.74%
     North Central                                       36.57%

--------------------------------------------------------------------------------

tember and to 12.6 years by the end of the year. The Fund's average maturity is still slightly shorter than the 14.5-year average maturity of the Lehman Brothers Municipal Bond Index. The average maturity was lengthened primarily through the purchase of municipal bonds with an average maturity of 15 to 30 years.

     At the end of September, municipal bonds with a 30-year maturity were yielding 90% as much as U.S. Treasury securities with comparable maturities, making them very attractive to purchase. These bonds performed very well during the fourth quarter.

     California bonds became a very attractive long-term investment early in 1995, as the Orange County crisis decreased the prices of other California municipals. With supply exceeding demand, other opportunities for purchasing California bonds at attractive prices occurred throughout 1995. The California economy now seems to have

--------------------------------------------------------------------------------

THE KENT TAX-FREE INCOME FUND
TAX EQUIVALENT YIELDS/+/ AS OF DECEMBER 31, 1995
------------------------------------------------

         TAX BRACKET           INVESTMENT CLASS             INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
              28%                     5.75%                         6.35%
              31%                     6.00%                         6.62%
              36%                     6.47%                         7.14%
            39.6%                     6.85%                         7.57%

/+/ Based on an SEC 30-day yield at 12/31/95 of 4.14% for the Investment
    Class and 4.57% for the Institutional Class.

--------------------------------------------------------------------------------

-----
  8
-----

                                        ----------------------------------------
                                                             PORTFOLIO REVIEWS
                                        ----------------------------------------

bottomed out and, as a result, California municipal bonds should recover and perform well during the next five years. At December 31, 1995, California bonds accounted for 14% of the Fund's assets, second only to Michigan bonds, which made up 18.5% of the portfolio.

OUTLOOK

     The Fund will use any temporary increase in interest rates to increase its average maturity until it is slightly longer than the average maturity of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------

THE KENT TAX-FREE INCOME FUND
Total Return as of December 31, 1995
------------------------------------

                           INVESTMENT CLASS*          INSTITUTIONAL CLASS
                          (inception: 3/31/95)        (inception: 3/20/95)
--------------------------------------------------------------------------------
      Life of Fund                 3.97%                      8.64

* Reflects deduction of 4.00% sales charge.


Growth of $10,000 Investment Comparison with the Lehman Brothers
----------------------------------------------------------------
Municipal Bond Index
--------------------

[GRAPH APPEARS HERE]     Past performance is no guarantee of future performance.
                         The investment return and principal value will
                         fluctuate so that your shares, when redeemed, may be
[GRAPH APPEARS HERE]     worth more or less than the original cost. Performance
                         for each class will differ based on differences in sales charges and expenses for each class of shares.
                         Return figures and investment values are quoted after deducting class expenses and sales charges (if applicable). Investment class shares are sold with a maximum front-end sales charge of 4.00%. The Lehman
                         Brothers Municipal Bond Index is an unmanaged index of general obligation municipal debt instruments. Total
                         Returns reflect reinvestment of all dividends and capital gains distributions.

--------------------------------------------------------------------------------

                                                                           -----
                                                                             9
                                                                           -----

----------------------------------------
  PORTFOLIO REVIEWS
----------------------------------------

THE KENT MICHIGAN MUNICIPAL BOND FUND

BY ALLAN J. MEYERS,
CO-PORTFOLIO MANAGER
AND
MICHAEL J. MARTIN,
CO-PORTFOLIO MANAGER

     Boosted by strong demand for automobiles and durable goods, the Michigan economy has outperformed the U.S. economy as a whole since 1993.

     For the 12 months ended December 31, 1995, the Fund's total returns were 8.20% for Institutional Shares, and 8.01% for Investment Shares, before the deduction of sales charges. For the same period, the total return for the Lehman Brothers Three-Year General Obligations Municipal Bond Index was 8.84%.

     The financial condition of the state has improved so much that Moody's Investors Service Inc. upgraded the State of Michigan's credit rating in July 1995 to AA-, the highest rating the state has held since 1980, when the rating was first downgraded to A. In May 1982, Michigan's rating was downgraded to Baa1, the lowest credit rating of any state in the country. Michigan's long climb back to financial well being is a major accomplishment.

     The Kent Michigan Municipal Bond Fund was able to take full advantage of the decline in interest rates during 1995. The Fund began the year with an average maturity of 3.5 years. As interest rates declined, the average maturity was gradually reduced to 3.1 years by the end of 1995. Given the shorter average maturity of the Fund, Michigan municipals are frequently purchased for the Fund just to maintain its average maturity. Even when the average maturity is permitted to decline, the Fund typically is still looking at opportunities to purchase shorter maturity Michigan municipal bonds.

     At times, the supply of new issues or previously issued Michigan municipal bonds is very low. As a result, the yield available is somewhat lower than it should be. This was not the case, however, during the second half of 1995 when the supply of Michigan municipal bonds exceeded expecations. During the last week of October and the first week of November alone, 38 issues with a total valuation of $952 million came on to the market. The Fund has purchased, and will continue to purchase, issues in the three- to six-year maturity range.

OUTLOOK

     After several years of outstanding performance, the Michigan economy is showing signs of slowing down. Personal income and employment are not growing as quickly as they had for the past several years. But even if the economy enters a recession, Michigan is better positioned to weather the downturn than it has been during previous recessions. Economic diversification efforts and structural changes in the automotive industry have given the economy greater financial stability. The state's finances continue to be in excellent condition, and a

--------------------------------------------------------------------------------

THE KENT MICHIGAN MUNICIPAL BOND FUND
TAX EQUIVALENT YIELDS/+/ AS OF DECEMBER 31, 1995
------------------------------------------------

       TAX BRACKET             INVESTMENT CLASS           INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
             28%                    4.56%                        4.96%
             31%                    4.75%                        5.17%
             36%                    5.13%                        5.58%
           39.6%                    5.43%                        5.91%

/+/ Based on an SEC 30-day yield at 12/31/95 of 3.28% for the Investment Class and 3.57% for the Institutional Class.

--------------------------------------------------------------------------------

-----
 10
-----

                                        ----------------------------------------
                                                             PORTFOLIO REVIEWS
                                        ----------------------------------------

Budget Stabilization Fund that exceeds $1 billion will help the state weather any downturn. Flat-tax proposals and a continuing stalemate in federal budget negotiations could cause temporary market weakness, creating an opportunity to modestly increase the average maturity of the portfolio.

--------------------------------------------------------------------------------

THE KENT MICHIGAN MUNICIPAL BOND FUND
Average Annual Return as of December 31, 1995
---------------------------------------------

                               INVESTMENT CLASS*           INSTITUTIONAL CLASS
                              (inception: 5/11/93)         (inception: 5/3/93)
--------------------------------------------------------------------------------
      One Year                        3.64%                        8.20%
      Life of Fund                    2.53%                        4.31%

* Reflects deduction of 4.00% sales charge.


Growth of $10,000 Investment Comparison
with the Lehman Brothers Three-Year General Obligations Municipal Bond Index
--------------------------------------------------------------------------------

[GRAPH APPEARS HERE]     Past performance is no guarantee of future performance.
                         The investment return and principal value will
                         fluctuate so that your shares, when redeemed, may be
[GRAPH APPEARS HERE]     worth more or less than the original cost. Performance
                         for each class will differ based on differences in sales charges and expenses for each class of shares.
                         Return figures and investment values are quoted after deducting class expenses and sales charges (if applicable). Investment class shares are sold with a maximum front-end sales charge of 4.00%. The Lehman
                         Brothers Three-Year General Obligations Municipal Bond
                         Index is an unmanaged index of debt obligations issued by municipalities. Total Returns reflect reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------

                                                                           -----
                                                                            11
                                                                           -----

                              INVESTMENT ADVISER
                                 Old Kent Bank
                            Grand Rapids, MI 49503


                                  DISTRIBUTOR
                       440 Financial Distributors, Inc.
                          290 Donald Lynch Boulevard
                              Marlboro, MA 01752

This report is submitted for the general information of shareholders of The Kent Limited Term Tax-Free Fund, The Kent Intermediate Tax-Free Fund, The Kent Tax-Free Income Fund, and The Kent Michigan Municipal Bond Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the funds, which contains more information concerning the funds' investment policies, as well as fees and expenses and other pertinent information. Read the prospectus carefully before investing.

The performance indices used for comparison in this report, including the Lehman Brothers 1-Year General Obligations Municipal Bond Index, the Lehman Brothers 3-Year General Obligations Municipal Bond Index, the Lehman Brothers 5-Year General Obligations Municipal Bonds Index, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Long-Term Municipal Bond Index are unmanaged indices and do not include the effects of annual and operating expenses or sales charges experienced by the funds.

[LOGO APPEARS HERE]      Shares of the Fund are not deposits or obligations of,
                         or guaranteed or endorsed by, Old Kent Bank or any of its affiliates. Shares of the funds are not federally insured by the U.S. Government, the Federal Deposit
                         Insurance Corporation, the Federal Reserve Board or any other agency. Investment return and principal value will vary as a result of market conditions or other factors so that shares of the funds, when redeemed may be worth more or less than their original cost. An investment in the funds involves investment risks, including the possible loss of principal.

-----
 12
-----

------------


                 LIMITED TERM TAX-FREE FUND
  The Kent       PORTFOLIO OF INVESTMENTS
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
MUNICIPAL SECURITIES - 98.28%
                ALASKA - 3.69%
$   500,000     Alaska Housing Finance Corp.
                1995 Series A
                Government Purpose
                4.35%, 06/01/98
                Insured: MBIA..........................................................    $    502,500
    530,000     Alaska Housing Finance Corp.
                1995 Series A
                Government Purpose
                4.60%, 12/01/00
                Insured: MBIA..........................................................         535,962
  1,000,000     North Slope Boro, UTGO, Series A
                4.45%, 06/30/96
                Insured: MBIA..........................................................       1,003,220
                                                                                           ------------
                                                                                              2,041,682
                                                                                           ------------
                CALIFORNIA - 2.31%
  1,000,000     University of California, Series B
                Multi Purpose Project
                9.00%, 09/01/03
                Insured: MBIA..........................................................       1,278,750
                                                                                           ------------
                COLORADO - 2.95%
  1,600,000     Colorado Springs Utilities, Series A
                5.90%, 11/15/96........................................................       1,632,448
                                                                                           ------------
                CONNECTICUT - 1.90%
  1,000,000     Connecticut State, UTGO, Series C
                5.38%, 08/15/02........................................................       1,055,000
                                                                                           ------------
                GEORGIA - 2.96%
  1,500,000     Georgia State, UTGO, Series B
                5.95%, 03/01/03........................................................       1,642,500
                                                                                           ------------
                ILLINOIS - 8.56%
    500,000     Chicago Metropolitan Water
                Reclamation District, UTGO
                Capital Improvement
                6.20%, 01/01/98........................................................         519,375
  1,000,000     Chicago Metropolitan Water
                Reclamation District, UTGO
                Working Cash Fund
                5.90%, 12/01/04........................................................       1,091,250

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                ILLINOIS (CONTINUED)
$ 1,000,000     Illinois Educational Facilities Authority
                Series A, Loyola University
                6.30%, 07/01/98
                Insured: MBIA..........................................................    $  1,052,500
  1,000,000     Illinois State, UTGO
                5.25%, 10/01/96........................................................       1,011,830
  1,000,000     Illinois State Sales Tax , Series O
                5.90%, 06/15/01........................................................       1,066,250
                                                                                           ------------
                                                                                              4,741,205
                                                                                           ------------
                INDIANA - 6.36%
  1,500,000     Indiana University Revenue, Series J
                Student Fees
                4.35%, 08/01/00........................................................       1,500,000
  1,000,000     Indianapolis Local Public Improvement
                Bond Bank Transportation Revenue
                4.75%, 07/01/97........................................................       1,012,500
  1,000,000     Purdue University, Series A
                Dormitory System
                5.90%, 07/01/96
                Insured: AMBAC.........................................................       1,010,850
                                                                                           ------------
                                                                                              3,523,350
                                                                                           ------------
                IOWA - 1.90%
  1,050,000     Davenport, UTGO, Series A
                4.13%, 12/01/97........................................................       1,055,250
                                                                                           ------------
                LOUISIANA - 1.94%
  1,000,000     Louisiana State Gas & Fuel Tax, Series A
                7.00%, 11/15/98
                Insured: FGIC..........................................................       1,076,250
                                                                                           ------------
                KENTUCKY - 1.88%
  1,000,000     Kentucky State Property &
                Buildings Commissions
                Project No. 53
                5.80%, 10/01/98........................................................       1,041,250
                                                                                           ------------
                MARYLAND- 3.85%
  1,000,000     Washington Suburban Sanitary
                District, UTGO
                Sewage Disposal, First Series
                6.13%, 06/01/98........................................................       1,048,750

                      See Notes to Financial Statements.

------------


                 LIMITED TERM TAX-FREE FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MARYLAND (CONTINUED)
$ 1,000,000     Washington Suburban Sanitary
                District, UTGO
                General Construction
                Prerefunded 12/01/97
                7.50%, 12/01/10........................................................    $  1,083,750
                                                                                           ------------
                                                                                              2,132,500
                                                                                           ------------
                MICHIGAN - 14.29%
  1,000,000     Detroit, UTGO, Series 1995
                Self-Insurance
                5.20%, 05/01/98........................................................       1,008,750
  1,235,000     Detroit, UTGO
                Prerefunded 04/01/01
                8.00%, 04/01/11........................................................       1,463,475
    300,000     Michigan State Hospital Finance Authority
                Series A, Genesys Health System
                6.10%, 10/01/96........................................................         303,195
    500,000     Michigan State Hospital Finance
                Authority, Series A
                Genesys Health System
                6.40%, 10/01/97........................................................         512,500
  1,000,000     Michigan State Hospital Finance
                Authority, Series A
                Rental Housing Revenue
                5.15%, 10/01/00
                Insured: MBIA..........................................................       1,025,000
  1,600,000     Michigan State Hospital Finance
                Authority, Series F
                Sisters of Mercy
                4.60%, 08/15/02
                Insured: MBIA..........................................................       1,604,000
  1,000,000     Midland County Economic
                Development, Series A
                Dow Chemical Co. Project
                6.10%, 12/01/23 (A)....................................................       1,000,000
  1,000,000     University of Michigan, Series A
                Hospital Revenue
                5.90%, 12/01/19 (A)....................................................       1,000,000
                                                                                           ------------
                                                                                              7,916,920
                                                                                           ------------
                MINNESOTA - 4.58%
$ 1,500,000     Minnesota State, UTGO
                6.40%, 08/01/96........................................................       1,525,770
  1,000,000     University of Minnesota
                4.80%, 08/15/03........................................................       1,012,500
                                                                                           ------------
                                                                                              2,538,270
                                                                                           ------------
                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                NEVADA - 2.10%
$ 1,090,000     Las Vegas, LTGO
                6.75%, 08/01/98
                Insured: MBIA..........................................................    $  1,162,212
                                                                                           ------------
                NEW JERSEY - 4.12%
  1,000,000     Cherry Hill Township, UTGO
                8.25%, 06/01/99........................................................       1,130,000
  1,000,000     New Jersey Economic Development
                Authority, Series A
                Market Transition Facility Revenue,
                Senior Lien
                7.00%, 07/01/03
                Insured: MBIA..........................................................       1,150,000
                                                                                           ------------
                                                                                              2,280,000
                                                                                           ------------
                NEW YORK - 1.81%
  1,000,000     New York, Municipal Water Finance
                Authority, Series C
                Water & Sewer Revenue
                5.90%, 06/15/22 (A)
                Insured: FGIC..........................................................       1,000,000
                                                                                           ------------
                OKLAHOMA - 1.87%
  1,000,000     Oklahoma County Independent
                School, UTGO
                Oklahoma City, No. 89
                5.40%, 02/01/99........................................................       1,037,500
                                                                                           ------------
                PENNSYLVANIA - 6.40%
  1,500,000     Pennsylvania Intergovernmental
                Coop Authority
                Special Tax, City of Philadelphia
                Funding Program
                5.20%, 06/15/96
                Insured: FGIC..........................................................       1,508,955
  1,000,000     Pennsylvania State Higher Education
                Assistance Agency, Series A
                Student Loan Revenue
                4.63%, 12/01/00
                LOC: Student Loan
                Marketing Association..................................................       1,011,250
  1,000,000     Pennsylvania State University
                5.20%, 03/01/98........................................................       1,025,000
                                                                                           ------------
                                                                                              3,545,205
                                                                                           ------------

                      See Notes to Financial Statements.

------------


                 LIMITED TERM TAX-FREE FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                TEXAS - 8.64%
$ 1,000,000     Harris County Flood Control District
                LTGO, Series C
                Prerefunded 11/01/99
                6.50%, 11/01/10
                Insured: MBIA..........................................................    $  1,080,000
  1,000,000     Houston Independent School
                District, LTGO
                Public Property Finance Contractual
                Obligation
                6.25%, 07/15/99........................................................       1,066,250
  1,500,000     Houston Water & Sewer System
                Series 1992 C, Junior Lien
                4.75%, 12/01/97
                Insured: MBIA..........................................................       1,522,500
  1,000,000     Pasadena Independent School
                District, UTGO
                Prerefunded 08/15/01
                6.75%, 08/15/05
                Insured: FGIC..........................................................       1,118,750
                                                                                           ------------
                                                                                              4,787,500
                                                                                           ------------
                UTAH - 3.85%
  1,000,000     Intermountain Power Agency, Series A
                Utah Power Supply
                Prerefunded 07/01/99
                7.00%, 07/01/21........................................................       1,107,500
  1,000,000     Salt Lake County, UTGO
                Jail Bonds
                5.00%, 12/15/98........................................................       1,027,500
                                                                                           ------------
                                                                                              2,135,000
                                                                                           ------------
                WEST VIRGINIA - 2.01%
  1,000,000     West Virginia State Hospital
                Finance Authority, Series B
                Cabell Huntington Hospital, Inc.
                Prerefunded 01/01/99
                7.70%, 01/01/19........................................................       1,115,000
                                                                                           ------------
                WISCONSIN - 3.04%
  1,700,000     Wisconsin State Transportation, Series A
                3.75%, 07/01/98........................................................       1,683,000
                                                                                           ------------
                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                WYOMING - 3.61%
$ 1,000,000     Green River
                Rhone-Poulenc LP
                6.15%, 10/01/18 (A)
                LOC: Societe Generale..................................................    $  1,000,000
  1,000,000     Lincoln County, PCR, Series B
                Exxon Project
                6.00%, 07/01/17 (A)....................................................       1,000,000
                                                                                           ------------
                                                                                              2,000,000
                                                                                           ------------
                OTHER TERRITORIES - 3.66%
  1,000,000     District of Columbia, UTGO, Series C
                5.10%, 12/01/99
                Insured: MBIA..........................................................       1,022,500
  1,000,000     Puerto Rico Electric Power Authority
                Series W
                4.25%, 07/01/97........................................................       1,002,500
                                                                                           ------------
                                                                                              2,025,000
                                                                                           ------------
                TOTAL MUNICIPAL SECURITIES.............................................      54,445,792
                (Cost $ 53,578,413)                                                        ------------

   SHARES
------------
INVESTMENT COMPANY- 0.54%
    303,118     Dreyfus Tax Exempt Cash
                Management Fund........................................................         303,118
                                                                                           ------------
TOTAL INVESTMENT COMPANY...............................................................         303,118
(Cost $ 303,118)                                                                           ------------

TOTAL INVESTMENTS - 98.82%.............................................................      54,748,910
(Cost $ 53,881,531) **                                                                     ------------

NET OTHER ASSETS AND LIABILITIES - 1.18%...............................................         652,280
                                                                                           ------------
NET ASSETS - 100.00%...................................................................    $ 55,401,190
                                                                                           ============

----------------------------------------
**     Aggregate cost for Federal tax purposes.
(A) Variable rate demand notes are payable upon one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at
       December 31, 1995.
AMBAC  American Municipal Bond Assurance Corp.
FGIC   Financial Guarantee Insurance Corp.
LOC    Letter of Credit
LTGO   Limited Tax General Obligation
MBIA   Municipal Bond Insurance Association
PCR    Pollution Control Revenue
UTGO   Unlimited Tax General Obligation

                      See Notes to Financial Statements.

------------


                 INTERMEDIATE TAX-FREE FUND
  The Kent       PORTFOLIO OF INVESTMENTS
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
MUNICIPAL SECURITIES - 98.19%
                ALABAMA - 0.70%
$  2,000,000    Alabama State Public School
                & College Authority
                3.90%, 12/01/97........................................................    $  2,000,000
                                                                                           ------------
                ALASKA - 3.94%
   1,520,000    Alaska Municipal Bond Bank
                Authority, GO, Series A
                4.75%, 10/01/99........................................................       1,539,000
   1,000,000    Anchorage, GO
                6.30%, 07/01/99
                Insured: MBIA..........................................................       1,062,500
   1,000,000    Anchorage Electric Utility
                Revenue Bond, Senior Lien
                5.50%, 12/01/03
                Insured: MBIA..........................................................       1,046,250
   2,000,000    Anchorage Telephone Utility, Series A
                Revenue Bond
                3.75%, 12/01/97
                Insured: AMBAC.........................................................       1,990,000
   5,000,000    North Slope Boro, GO, Series B
                7.50%, 06/30/01
                LOC: CGIC..............................................................       5,687,500
                                                                                           ------------
                                                                                             11,325,250
                                                                                           ------------
                ARIZONA - 2.43%
   1,500,000    Pima County, GO, ETM, Series B
                Unified School District, No. 1, Tucson
                6.80%, 07/01/00........................................................       1,655,625
   5,000,000    Salt River Project Agricultural
                Improvement, Series A
                Power District Electric System
                5.63%, 01/01/06........................................................       5,318,750
                                                                                           ------------
                                                                                              6,974,375
                                                                                           ------------
                ARKANSAS - 0.70%
   2,000,000    North Little Rock Electric Revenue, Series A
                5.20%, 07/01/96
                Insured: MBIA..........................................................       2,014,560
                                                                                           ------------
                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                CALIFORNIA - 4.00%
$  3,000,000    Orange County, Series A
                Refunding Recovery Bonds
                6.00%, 06/01/10
                Insured: MBIA..........................................................    $  3,153,750
   2,000,000    Riverside County Transportation
                Commission, Series A
                Sales Tax Revenue
                5.60%, 06/01/05
                Insured: AMBAC.........................................................       2,130,000
   4,850,000    University of California, Series B
                Multiple Purpose Projects
                9.00%, 09/01/03
                Insured: MBIA..........................................................       6,201,937
                                                                                           ------------
                                                                                             11,485,687
                                                                                           ------------
                COLORADO - 1.07%
   1,000,000    Colorado Springs Utility Revenue
                Series A
                6.50%, 11/15/03........................................................       1,127,500
   2,000,000    Jefferson County School
                District No. 001, GO, Series A
                4.00%, 12/15/98........................................................       1,960,000
                                                                                           ------------
                                                                                              3,087,500
                                                                                           ------------
                FLORIDA - 4.41%
   1,000,000    Broward County School District, GO
                5.20%, 02/15/03........................................................       1,040,000
   3,000,000    Florida State, GO, Series A
                Broward County Expressway Authority
                5.90%, 07/01/97........................................................       3,089,130
   2,000,000    Florida State Board of Education
                Capital Outlay, GO, Series A
                Prerefunded 06/01/96
                7.25%, 06/01/97........................................................       2,092,500
   2,000,000    Homestead Special Insurance Assessment
                Hurricane Andrew Covered Claim
                5.13%, 03/01/02
                Insured: MBIA..........................................................       2,082,500
   2,000,000    Lakeland Electric & Water Revenue
                5.90%, 10/01/07........................................................       2,195,000
   1,000,000    Tampa Guaranteed Entitlement Revenue
                6.60%, 10/01/00
                Insured: AMBAC.........................................................       1,100,000
   1,000,000    Tampa Utility Tax & Special Revenue
                6.30%, 10/01/00
                Insured: AMBAC.........................................................       1,086,250
                                                                                           ------------
                                                                                             12,685,380
                                                                                           ------------

                      See Notes to Financial Statements.

------------


                 INTERMEDIATE TAX-FREE FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                GEORGIA - 3.57%
$  2,670,000    Atlanta Airport Facilities, Series B
                5.50%, 01/01/03
                Insured: AMBAC.........................................................    $  2,786,812
   4,000,000    Georgia State, GO, Series B
                5.95%, 03/01/08........................................................       4,390,000
   2,000,000    Georgia State Municipal Electric
                Authority, Series B
                7.10%, 01/01/96........................................................       2,000,340
   1,000,000    Georgia State Tollway Authority
                Georgia 400 Project
                6.25%, 07/01/00........................................................       1,087,500
                                                                                           ------------
                                                                                             10,264,652
                                                                                           ------------
                HAWAII - 1.21%
   1,025,000    Honolulu City & County, GO, Series A
                5.60%, 01/01/05........................................................       1,095,469
   1,000,000    Honolulu City & County, GO, ETM
                Series D
                6.50%, 12/01/00........................................................       1,103,750
   1,150,000    Maui County, GO, Series A
                Prerefunded 12/01/00
                6.80%, 12/01/03
                Insured: AMBAC.........................................................       1,293,750
                                                                                           ------------
                                                                                              3,492,969
                                                                                           ------------
                ILLINOIS - 8.03%
   1,000,000    Chicago Metropolitan Water
                Reclamation District, GO
                Capital Improvement
                4.90%, 12/01/01........................................................       1,025,000
   2,000,000    Chicago Metropolitan Water
                Reclamation District, GO
                Capital Improvement
                6.80%, 01/01/03........................................................       2,205,000
   3,000,000    Chicago Metropolitan Water
                Reclamation District, GO
                Capital Improvement
                5.50%, 12/01/10........................................................       3,097,500
   2,000,000    Chicago School Finance Authority
                GO, Series A
                4.90%, 06/01/05
                Insured: MBIA..........................................................       1,990,000
   5,000,000    Cook County, GO, Series B
                5.40%, 11/15/08
                Insured: MBIA..........................................................       5,100,000

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                ILLINOIS (CONTINUED)
$  6,270,000    Du Page & Will Counties
                Community School, GO
                District No. 204
                4.95%, 12/30/01
                Insured: FGIC..........................................................    $  6,473,775
   3,135,000    Northwest Suburban Municipal
                Joint Action, Series A
                Water Agency, Water Supply System
                5.25%, 05/01/04
                Insured: MBIA..........................................................       3,197,700
                                                                                           ------------
                                                                                             23,088,975
                                                                                           ------------
                INDIANA - 3.90%
   2,400,000    Hamilton Southeastern
                Consolidated School
                Building Corp., First Mortgage
                6.65%, 07/01/05
                Insured: AMBAC.........................................................       2,625,000
   2,000,000    Indiana Municipal Power Supply System
                Agency, Series B
                5.88%, 01/01/10
                Insured: MBIA..........................................................       2,132,500
   3,000,000    Indiana Municipal Power Supply
                Agency, Series B
                6.00%, 01/01/13
                Insured: MBIA..........................................................       3,217,500
   1,000,000    Indiana Transportation Finance
                Authority, Series A
                Highway Revenue
                5.75%, 06/01/12
                Insured: AMBAC.........................................................       1,063,750
   1,000,000    Purdue University, Series A
                6.40%, 07/01/99
                Insured: AMBAC.........................................................       1,071,250
   1,000,000    Purdue University, Series D
                Student Fee
                6.50%, 07/01/03........................................................       1,098,750
                                                                                           ------------
                                                                                             11,208,750
                                                                                           ------------
                LOUISIANA - 1.46%
   4,000,000    Louisiana State, GO, Series A
                5.30%, 08/01/04
                Insured: MBIA..........................................................       4,190,000
                                                                                           ------------

                      See Notes to Financial Statements.

------------


                 INTERMEDIATE TAX-FREE FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MASSACHUSETTS - 1.07%
$  3,000,000    New England Education Loan
                Marketing Corp., Series G
                Massachusetts Student Loan Revenue
                5.20%, 08/01/02........................................................    $  3,067,500
                                                                                           ------------
                MICHIGAN - 22.69%
   4,000,000    Battle Creek Downtown
                Development Authority
                Tax Increment Revenue
                7.30%, 05/01/10........................................................       4,560,000
   2,100,000    Caledonia Community Schools, GO
                Prerefunded 05/01/02
                6.70%, 05/01/22
                Insured: AMBAC.........................................................       2,396,625
   2,000,000    Delta County Economic
                Development Corp.
                Environmental Improvement, Mead
                Escanaba Paper Co.
                6.00%, 12/01/23 (A)
                LOC: Union Bank of Switzerland.........................................       2,000,000
   3,000,000    Detroit, GO
                Revenue Bonds, Distributable State Aid
                5.70%, 05/01/01
                Insured: AMBAC.........................................................       3,161,250
   3,000,000    Detroit Sewage Disposal Revenue
                Series B
                6.00%, 07/01/09........................................................       3,258,750
   6,000,000    Detroit Water Supply System
                Permanent Linked Bonds
                5.25%, 07/01/13
                Insured: FGIC..........................................................       6,007,500
   1,675,000    Lanse Creuse Public Schools, GO
                5.30%, 05/01/07........................................................       1,712,687
   5,000,000    Michigan Higher Education Student
                Loan Authority, Series XII-G
                4.90%, 10/01/03
                Insured: AMBAC.........................................................       5,006,250
   1,730,000    Michigan State Building Authority
                ETM, Series II
                Jackson Regional Prison
                6.80%, 09/01/97........................................................       1,812,175
   2,565,000    Michigan State Building Authority
                ETM, Series II
                Iona Maximum Security Prison
                6.80%, 09/01/97........................................................       2,686,838

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)
$  2,760,000    Michigan State Building Authority
                ETM, Series II
                Lapeer Regional Prison
                6.80%, 09/01/97........................................................    $  2,901,450
   2,000,000    Michigan State Comprehensive
                Transportation, Series B
                5.50%, 05/15/02........................................................       2,095,000
   3,000,000    Michigan State South Central
                Power Agency
                Power Supply System
                5.70%, 11/01/04
                Insured: MBIA..........................................................       3,213,750
   1,000,000    Michigan State South Central
                Power Agency
                Power Supply System
                5.80%, 11/01/05
                Insured: MBIA..........................................................       1,077,500
   2,000,000    Michigan State Strategic Fund, Series A
                Ford Motor Co. Project
                7.10%, 02/01/06........................................................       2,325,000
   2,500,000    Michigan State Strategic Fund
                Dow Chemical Co. Project
                6.20%, 12/01/14 (A)....................................................       2,500,000
   3,000,000    Michigan State Strategic Fund
                Limited Obligation, Krona, Inc. Project
                5.50%, 12/01/15 (A)
                LOC: First of America..................................................       3,000,000
   3,000,000    Michigan State Trunk Line, Series 1
                7.00%, 07/01/96........................................................       3,047,760
   2,500,000    Michigan State Trunk Line, Series A
                5.50%, 10/01/02........................................................       2,625,000
   2,100,000    Midland County, EDC, Series A
                Dow Chemical Co. Project
                6.10%, 12/01/23 (A)....................................................       2,100,000
   3,300,000    Midland County, EDC, Series B
                6.00%, 12/01/15 (A)....................................................       3,300,000
   2,000,000    Northville Public Schools, GO, Series A
                7.00%, 05/01/08........................................................       2,192,500
   1,200,000    Rochester Community School
                District, GO
                7.10%, 05/01/96........................................................       1,213,812
   1,000,000    Western Michigan University
                5.40%, 11/15/01
                Insured: FGIC..........................................................       1,053,750
                                                                                           ------------
                                                                                             65,247,597
                                                                                           ------------

                      See Notes to Financial Statements.

------------


                 INTERMEDIATE TAX-FREE FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MINNESOTA - 0.39%
$  1,000,000    Minneapolis Community Development
                Agency
                Tax Increment Revenue
                7.00%, 09/01/00
                Insured: MBIA..........................................................    $  1,118,750
                                                                                           ------------
                NEVADA - 0.98%
   2,500,000    Clark County School District, GO, Group 2
                Prerefunded 05/01/00
                7.20%, 05/01/01
                Insured: FGIC..........................................................       2,831,250
                                                                                           ------------
                NEW JERSEY - 2.92%
   6,000,000    New Jersey Economic Development
                Authority Market, Series A, Senior Lien
                Transition Facility Revenue
                7.00%, 07/01/04
                Insured: MBIA..........................................................       6,952,500
   1,375,000    New Jersey State, GO, Series D
                5.25%, 02/15/01........................................................       1,433,438
                                                                                           ------------
                                                                                              8,385,938
                                                                                           ------------
                NEW MEXICO - 1.79%
   5,000,000    New Mexico Mortgage Finance
                Authority, Series F
                Mortgage Backed
                6.30%, 07/01/08........................................................       5,157,800
                                                                                           ------------
                NEW YORK - 1.94%
   2,500,000    Battery Park City Authority, Series B
                Junior Lien
                4.50%, 11/01/98........................................................       2,506,250
   3,000,000    Triborough Bridge & Tunnel
                Authority, Series Y
                General Purpose
                5.50%, 01/01/17........................................................       3,086,250
                                                                                           ------------
                                                                                              5,592,500
                                                                                           ------------
                NORTH CAROLINA - 0.72%
   2,000,000    North Carolina Municipal
                Power Agency, No. 1
                Catawba Electric Revenue
                5.90%, 01/01/03........................................................       2,080,000
                                                                                           ------------
                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                OHIO - 0.80%
$  2,125,000    Columbus, GO
                Sewer Improvement
                6.30%, 09/15/99........................................................    $  2,287,031
                                                                                           ------------
                OKLAHOMA - 0.99%
   2,742,000    Grand River Dam Authority
                Prerefunded 06/0/97
                7.20%, 06/01/98........................................................       2,851,680
                                                                                           ------------
                PENNSYLVANIA - 3.64%
   4,410,000    Chartiers Valley Joint School
                District Authority, ETM
                School Revenue
                6.15%, 03/01/07........................................................       4,784,850
   1,475,000    Pennsylvania State, GO, Series A
                Prerefunded 05/01/00
                7.00%, 05/01/05........................................................       1,648,313
   4,000,000    Pennsylvania State Higher Education
                Assistance Agency, Series A
                Student Loan Revenue
                4.63%, 12/01/00
                LOC: Student Loan
                Marketing Association..................................................       4,045,000
                                                                                           ------------
                                                                                             10,478,163
                                                                                           ------------
                RHODE ISLAND - 3.32%
   1,000,000    Providence, GO
                6.70%, 01/15/02
                Insured: MBIA..........................................................       1,097,500
   2,000,000    Rhode Island Depositors Economic
                Protection Corp., SP OB, Series A
                6.15%, 08/01/99
                Insured: MBIA..........................................................       2,130,000
   1,000,000    Rhode Island Depositors Economic
                Protection Corp., SP OB, Series B
                5.20%, 08/01/03
                Insured: MBIA..........................................................       1,038,750
   5,250,000    Rhode Island State Public Buildings
                Authority, Series A
                State Projects Revenue
                5.25%, 02/01/08........................................................       5,282,813
                                                                                           ------------
                                                                                              9,549,063
                                                                                           ------------

                      See Notes to Financial Statements.

------------


                 INTERMEDIATE TAX-FREE FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                TENNESSEE - 0.47%
$  1,230,000    Tennessee State, GO, Series B
                6.20%, 06/01/01........................................................    $  1,343,775
                                                                                           ------------
                TEXAS - 8.88%
   1,000,000    Austin Independent School District, GO
                6.20%, 08/01/99........................................................       1,065,000
     830,000    Dallas Independent School District, GO
                5.40%, 08/15/03........................................................         874,613
   2,245,000    Dallas Independent School District, GO
                Unrefunded Balance
                5.40%, 08/15/03........................................................       2,385,312
   1,500,000    Houston, GO, Series A
                Public Improvement
                6.00%, 04/01/97........................................................       1,537,500
   1,000,000    Houston Water & Sewer System, Series A
                Prior Lien
                7.00%, 12/01/01
                Insured: AMBAC.........................................................       1,131,250
   1,500,000    Houston Water & Sewer System, Series C
                Junior Lien
                5.75%, 12/01/03
                Insured: MBIA..........................................................       1,612,500
   1,050,000    Round Rock Independent School
                District, GO
                5.25%, 02/15/05........................................................       1,099,875
   2,800,000    Texas Municipal Power Agency
                5.60%, 09/01/01
                Insured: MBIA..........................................................       2,971,500
   4,450,000    Texas State, GO, Series A
                5.70%, 10/01/03........................................................       4,806,000
   5,595,000    Texas State, GO, Series A
                Texas Public Finance Authority
                6.50%, 10/01/04........................................................       6,371,306
   1,500,000    University of Texas, Series A
                Finance System
                6.60%, 08/15/02........................................................       1,676,250
                                                                                           ------------
                                                                                             25,531,106
                                                                                           ------------
                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                UTAH - 0.59%
$  1,690,000    Davis County Solid Waste
                Management & Recovery
                Special Service District
                4.90%, 06/15/97........................................................    $  1,687,888
                                                                                           ------------
                VIRGINIA - 2.47%
   5,000,000    Fairfax County, GO, Series A
                4.70%, 06/01/99........................................................       5,100,000
   2,000,000    Norfolk, GO
                5.40%, 06/01/12........................................................       2,015,000
                                                                                           ------------
                                                                                              7,115,000
                                                                                           ------------
                WASHINGTON - 5.93%
   1,100,000    Seattle Metropolitan Municipality
                Prerefunded 01/01/96
                7.88%, 01/01/20........................................................       1,122,000
   2,400,000    Seattle Municipal Light & Power
                Prerefunded 10/01/96
                6.60%, 10/01/97........................................................       2,497,872
   8,000,000    Washington State, GO, Series A
                5.50%, 09/01/05........................................................       8,400,000
     850,000    Washington State, GO, Series III-H
                Motor Vehicle Fuel Tax
                5.75%, 09/01/12........................................................         894,625
   2,000,000    Washington State Public
                Power Supply System, Series C
                Nuclear Project No. 1, Revenue Bond
                7.25%, 07/01/00
                Insured: FGIC..........................................................       2,232,500
   1,745,000    Washington State Public Power
                Supply System
                Nuclear Project No. 1, Unrefunded Balance
                7.50%, 07/01/15
                Insured: MBIA..........................................................       1,908,594
                                                                                           ------------
                                                                                             17,055,591
                                                                                           ------------
                WEST VIRGINIA - 0.42%
   1,095,000    West Virginia School Building Authority
                Series A, Capital Improvement
                6.70%, 07/01/00
                Insured: MBIA..........................................................       1,203,131
                                                                                           ------------

                      See Notes to Financial Statements.

------------


                 INTERMEDIATE TAX-FREE FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                WISCONSIN - 1.35%
$  1,500,000    Milwaukee Metropolitan Sewer
                District, GO, Series A
                6.70%, 10/01/00........................................................    $  1,650,000
   1,025,000    Milwaukee Metropolitan Sewer
                District, GO, Series A
                6.60%, 10/01/99........................................................       1,107,000
   1,000,000    Wisconsin Public Power Supply
                System, Series A
                7.00%, 07/01/01
                Insured: AMBAC.........................................................       1,116,250
                                                                                           ------------
                                                                                              3,873,250
                                                                                           ------------
                OTHER TERRITORIES - 1.41%
   2,000,000    Puerto Rico Commonwealth Highway &
                Transportation, Series X
                Authority Highway Revenue
                4.90%, 07/01/01........................................................       2,027,500
   2,000,000    Puerto Rico Electric Power Authority
                Series W
                5.00%, 07/01/98........................................................       2,035,000
                                                                                           ------------
                                                                                              4,062,500
                                                                                           ------------
                TOTAL MUNICIPAL SECURITIES.............................................     282,337,611
                (Cost $ 268,730,957)                                                       ------------

                                                                                              VALUE
  SHARES                                                                                     (NOTE 2)
----------                                                                                 ------------
                INVESTMENT COMPANY - 0.19%
     550,945    Dreyfus Tax Exempt Cash
                Management Fund........................................................    $    550,945
                                                                                           ------------
TOTAL INVESTMENT COMPANY...............................................................         550,945
(Cost $ 550,945)                                                                           ------------

TOTAL INVESTMENTS - 98.38%.............................................................     282,888,556
(Cost $ 269,281,902)**                                                                     ------------

NET OTHER ASSETS AND LIABILITIES - 1.62%...............................................       4,651,792
                                                                                           ------------
NET ASSETS - 100.00%...................................................................    $287,540,348
                                                                                           ============

----------------------------------------
**      Aggregate cost for Federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at December 31, 1995.
AMBAC   American Municipal Bond Assurance Corp.
CGIC    Capital Guarantee Insurance Corp.
EDC     Economic Development Corp.
ETM     Escrowed to Maturity
FGIC    Financial Guarantee Insurance Corp.
GO      General Obligation
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association
SP OB   Special Obligation

                      See Notes to Financial Statements.

------------


                 TAX-FREE INCOME FUND
  The Kent       PORTFOLIO OF INVESTMENTS
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
MUNICIPAL SECURITIES - 97.18%
                ALABAMA - 0.82%
$  1,000,000    Phoenix City, Series A
                Industrial Development Board
                Environmental Improvement
                Mead Coated Board Project
                6.05%, 06/01/28 (A)
                LOC: Toronto Dominion Bank.............................................    $  1,000,000
                                                                                           ------------
                ALASKA - 1.65%
   2,000,000    Alaska Municipal Bond Bank
                Authority, GO, Series A
                4.75%, 10/01/99........................................................       2,024,996
                                                                                           ------------
                ARKANSAS - 1.21%
   1,470,000    North Little Rock Electric, Series A
                5.20%, 07/01/96
                Insured: MBIA..........................................................       1,480,702
                                                                                           ------------
                CALIFORNIA - 13.96%
   2,000,000    Beverly Hills Unified School
                District, GO, Series A
                5.75%, 05/01/20........................................................       2,047,500
   1,845,000    California Rural Home Mortgage
                Finance Authority, Series B
                Family Mortgage Revenue
                Mortgage Backed Securities Program
                5.50%, 09/01/10........................................................       1,879,594
   1,400,000    California State, GO
                7.00%, 06/01/05........................................................       1,636,250
   2,000,000    California State
                6.25%, 09/01/12........................................................       2,230,000
   1,000,000    Foothill/Eastern Transportation
                Corridor Agency, Series A
                California Toll Road Revenue,
                Senior Lien
                6.00%, 01/01/16........................................................       1,003,750
   2,000,000    Los Angeles Department
                of Airports, Series D
                Los Angeles International Airport
                5.63%, 05/15/12
                Insured: FGIC..........................................................       2,032,500
   1,000,000    Los Angeles Department of
                Water & Power
                Electric Plant Revenue
                5.20%, 02/15/17
                Insured: FGIC..........................................................         977,500
                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                CALIFORNIA (CONTINUED)
$  3,000,000    Northern California Power Agency
                Public Power Revenue, Geothermal
                Project
                5.50%, 07/01/05
                Insured: AMBAC.........................................................    $  3,172,500
   2,000,000    Orange County, Series A
                6.00%, 06/01/10
                Insured: MBIA..........................................................       2,102,500
                                                                                           ------------
                                                                                             17,082,094
                                                                                           ------------
                COLORADO - 1.70%
   2,000,000    Denver City & County Airport, Series C
                6.75%, 11/15/22........................................................       2,082,500
                                                                                           ------------
                FLORIDA - 2.52%
   1,355,000    Florida State Board of Education
                Capital Outlay, GO, Series E
                Public Education
                5.10%, 06/01/12........................................................       1,338,063
   1,400,000    Port Everglades Authority
                Port Improvement
                7.13%, 11/01/16........................................................       1,746,500
                                                                                           ------------
                                                                                              3,084,563
                                                                                           ------------
                GEORGIA - 0.90%
   1,000,000    Georgia State, GO, Series B
                5.95%, 03/01/08........................................................       1,097,500
                                                                                           ------------
                HAWAII - 2.66%
   1,000,000    Honolulu City & County, GO, Series A
                5.75%, 04/01/10........................................................       1,060,000
   2,000,000    Maui County, UTGO
                6.00%, 12/15/07
                Insured: FGIC..........................................................       2,195,000
                                                                                           ------------
                                                                                              3,255,000
                                                                                           ------------
                ILLINOIS - 8.68%
   2,000,000    Chicago Metropolitan Water
                Reclamation District, GO
                Capital Improvement
                5.50%, 12/01/10........................................................       2,065,000

                      See Notes to Financial Statements.

------------


                 TAX-FREE INCOME FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                ILLINOIS (CONTINUED)
$  2,000,000    Chicago Public Building Commission
                ETM, Series A
                Building Revenue
                7.00%, 01/01/20
                Insured: MBIA..........................................................    $  2,440,000
   2,000,000    Chicago School Finance Authority
                GO, Series A
                4.90%, 06/01/05
                Insured: MBIA..........................................................       1,990,000
   2,000,000    Du Page & Will Counties Community
                School, GO, District No. 204
                4.95%, 12/30/01........................................................       2,065,000
                Insured: FGIC
   1,000,000    Illinois State Sales Tax, Series S
                5.00%, 06/15/08........................................................         986,250
   1,000,000    Will County Forest Preserve
                District, GO
                5.90%, 12/01/03
                Insured: AMBAC.........................................................       1,078,750
                                                                                           ------------
                                                                                             10,625,000
                                                                                           ------------
                INDIANA - 7.02%
   2,000,000    Indiana Municipal Power Supply
                Agency, Series B
                6.00%, 01/01/13
                Insured: MBIA..........................................................       2,145,000
   1,000,000    Indiana State, HFA, SFMR, 1995
                Series A-2
                6.45%, 07/01/14........................................................       1,032,500
   1,000,000    Indiana State, HFA, SFMR, 1995
                Series A-2
                6.10%, 07/01/25........................................................       1,012,500
   2,250,000    Indiana State Office Building
                Commission Capital Complex, Series A
                Indiana Government Center
                Parking Facilities
                4.80%, 07/01/03
                Insured: AMBAC.........................................................       2,261,250
   1,000,000    Indiana Transportation Finance
                Authority, Series A
                Highway Revenue
                5.75%, 06/01/12
                Insured: AMBAC.........................................................       1,063,750
   1,000,000    Marion County Hospital Facility
                Authority, ETM
                Community Hospital Indianapolis
                6.00%, 05/01/06........................................................       1,073,750
                                                                                           ------------
                                                                                              8,588,750
                                                                                           ------------
                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                KENTUCKY - 1.82%
$  1,000,000    Ashland Sewage & Solid Waste
                Revenue
                Ashland, Inc. Project
                7.13%, 02/01/22........................................................    $  1,088,750
   1,000,000    Kentucky State Turnpike Authority
                Economic Development Road Revenue,
                Revitalization Projects
                6.50%, 07/01/07
                Insured: AMBAC.........................................................       1,138,750
                                                                                           ------------
                                                                                              2,227,500
                                                                                           ------------
                LOUISIANA - 2.74%
   3,000,000    Louisiana State Gas & Fuels Tax, Series A
                7.25%, 11/15/00........................................................       3,348,750
                                                                                           ------------
                MARYLAND - 2.60%
   2,000,000    Prince Georges County, GO
                Consolidated Public Improvement
                5.00%, 01/01/02
                Insured: MBIA..........................................................       2,065,000
   1,050,000    Washington Suburban Sanitary
                District,GO
                Sewage Disposal, First Series
                6.25%, 06/01/99........................................................       1,119,563
                                                                                           ------------
                                                                                              3,184,563
                                                                                           ------------
                MASSACHUSETTS - 1.70%
   1,000,000    Massachusetts State, GO, Series B
                5.40%, 11/01/06........................................................       1,043,750
   1,000,000    Massachusetts State Industrial
                Finance Agency, Series A
                Resource Recovery Revenue
                Refusetech., Inc. Project
                5.25%, 07/01/99
                Insured: FSA...........................................................       1,033,750
                                                                                           ------------
                                                                                              2,077,500
                                                                                           ------------
                MICHIGAN - 18.51%
   2,000,000    Battle Creek Downtown
                Development Authority
                Tax Increment Revenue
                7.30%, 05/01/10........................................................       2,280,000
   1,300,000    Berkley City School District, GO
                7.00%, 01/01/07
                Insured: FGIC..........................................................       1,525,875

                      See Notes to Financial Statements.

------------


                 TAX-FREE INCOME FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)
$  2,000,000    Detroit Sewage Disposal Revenue
                Series B
                6.00%, 07/01/09
                Insured: MBIA..........................................................    $  2,172,500
   1,500,000    Farmington Hills, EDC, Series A
                Botsford Continuing Care
                5.70%, 02/15/15
                Insured: MBIA..........................................................       1,530,000
     930,000    Kent County Airport Facility
                Kent County International Airport
                5.50%, 01/01/07........................................................         986,963
   1,000,000    Michigan Municipal Bond Authority
                Revenue
                Local Government Loan, Revenue Share
                7.25%, 11/01/10........................................................       1,102,500
   2,365,000    Michigan State Hospital Financing
                Authority, Series B
                Detroit Medical Center
                5.00%, 08/15/06
                Insured: AMBAC.........................................................       2,373,869
   1,300,000    Michigan State Housing
                Development Authority, Series A
                Rental Housing Revenue
                5.15%, 04/01/02
                Insured: AMBAC.........................................................       1,339,000
   1,000,000    Michigan State South Central
                Power Agency
                Power Supply System
                5.80%, 11/01/05
                Insured: MBIA..........................................................       1,077,500
   2,500,000    Michigan State Strategic Fund, PCR
                General Motors Corp.
                6.20%, 09/01/20........................................................       2,600,000
   1,000,000    Michigan State Strategic Fund, Series BB
                Detroit Edison Co. Project Collateral
                6.20%, 08/15/25
                Insured: MBIA..........................................................       1,066,250
   1,000,000    Michigan State Strategic Fund, PCR
                Series 1995 CC
                Detroit Edison Co.
                6.00%, 09/01/30 (A)
                LOC: Barclays Bank.....................................................       1,000,000
   2,000,000    Rockford Public Schools, GO
                5.88%, 05/01/12........................................................       2,057,500
                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)
$  1,400,000    University of Michigan, Series 1995 A
                Student Fees Revenue
                6.00%, 04/01/07........................................................    $  1,540,000
                                                                                           ------------
                                                                                             22,651,957
                                                                                           ------------
                NEVADA - 2.04%
   2,000,000    Nevada State, GO, Series A
                Nevada Municipal Bond Bank
                8.00%, 11/01/05........................................................       2,497,500
                                                                                           ------------
                NEW JERSEY - 3.23%
   1,500,000    New Jersey Economic Development
                Authority, Series A
                Market Transition Facility Revenue
                Senior Lien
                7.00%, 07/01/04
                Insured: MBIA..........................................................       1,738,125
   2,000,000    New Jersey State Turnpike
                Authority, Series C
                6.50%, 01/01/16........................................................       2,220,000
                                                                                           ------------
                                                                                              3,958,125
                                                                                           ------------
                NEW YORK - 2.13%
   1,575,000    Battery Park City Authority, Series B
                Junior Lien
                4.50%, 11/01/98........................................................       1,578,938
   1,000,000    Triborough Bridge & Tunnel
                Authority, Series Y
                General Purpose
                5.50%, 01/01/17........................................................       1,028,750
                                                                                           ------------
                                                                                              2,607,688
                                                                                           ------------
                OHIO - 1.48%
   1,805,000    Cleveland City School District,
                SP OB, RAN
                4.20%, 06/01/96
                Insured: AMBAC.........................................................       1,808,845
                                                                                           ------------
                OKLAHOMA - 0.88%
   1,000,000    Grand River Dam Authority
                5.75%, 06/01/08
                Insured: FSA...........................................................       1,075,000
                                                                                           ------------

                      See Notes to Financial Statements.

------------


                 TAX-FREE INCOME FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                PENNSYLVANIA - 1.65%
$  2,000,000    Pennsylvania State Higher
                Education Assistance Agency, Series A
                Student Loan Revenue
                4.63%, 12/01/00
                LOC: Student Loan Marketing
                Association............................................................    $  2,022,500
                                                                                           ------------
                RHODE ISLAND - 3.48%
   1,000,000    Convention Center Authority, Series B
                5.00%, 05/15/09
                Insured: MBIA..........................................................         983,750
   1,230,000    Rhode Island State, GO, Series A
                Consolidated Capital Development Loan
                5.63%, 08/01/13
                Insured: FGIC..........................................................       1,262,288
   2,000,000    Rhode Island State Public
                Buildings Authority, Series A
                State Projects Revenue
                5.25%, 02/01/08
                Insured: AMBAC.........................................................       2,012,500
                                                                                           ------------
                                                                                              4,258,538
                                                                                           ------------
                SOUTH CAROLINA - 2.25%
   1,200,000    Myrtle Beach Water & Sewer
                4.90%, 03/01/02
                Insured: MBIA..........................................................       1,221,000
   1,500,000    Myrtle Beach Water & Sewer
                5.00%, 03/01/03
                Insured: MBIA..........................................................       1,530,000
                                                                                           ------------
                                                                                              2,751,000
                                                                                           ------------
                TENNESSEE - 1.04%
   1,225,000    Tennessee Housing Development
                Agency, Series C
                Mortgage Finance
                5.95%, 07/01/09
                Insured: MBIA..........................................................       1,270,938
                                                                                           ------------
                TEXAS - 4.52%
   1,000,000    Brazos River Authority, Project D
                Houston Light & Power Co.
                7.75%, 10/01/15........................................................       1,093,750
                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                TEXAS (CONTINUED)
$  1,000,000    Brownsville Utility System
                Series 1995
                Revenue Refunding Bonds
                6.25%, 09/01/11
                Insured: AMBAC.........................................................    $  1,118,750
   1,190,000    Houston, GO
                Public Improvement
                5.00%, 03/01/12........................................................       1,163,225
   2,000,000    Texas State, GO, Series A
                5.70%, 10/01/03........................................................       2,160,000
                                                                                           ------------
                                                                                              5,535,725
                                                                                           ------------
                VIRGINIA - 2.34%
   1,600,000    Fairfax County , GO, Series A
                4.70%, 06/01/99........................................................       1,632,000
   1,230,000    Norfolk, GO
                5.40%, 06/01/12........................................................       1,239,225
                                                                                           ------------
                                                                                              2,871,225
                                                                                           ------------
                WASHINGTON - 2.82%
   1,000,000    Douglas County Public Utility
                District No. 001, Electric Distribution
                System
                5.90%, 01/01/11
                Insured: MBIA..........................................................       1,046,250
   1,250,000    Washington State, GO, Series 93A
                5.75%, 10/01/12........................................................       1,315,625
   1,000,000    Washington State Public Power
                Supply System
                Nuclear Project No. 1 Revenue
                Unrefunded Balance
                7.50%, 07/01/15
                Insured: MBIA..........................................................       1,093,750
                                                                                           ------------
                                                                                              3,455,625
                                                                                           ------------
                OTHER TERRITORIES - 0.83%
   1,000,000    Puerto Rico Commonwealth Highway
                & Transportation Authority, Series X
                Highway Revenue
                4.90%, 07/01/01........................................................       1,013,750
                                                                                           ------------
                TOTAL MUNICIPAL SECURITIES.............................................     118,937,834
                (Cost $ 113,972,005)                                                       ------------

                      See Notes to Financial Statements.

------------


                 TAX-FREE INCOME FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 Shares                                                                                      (NOTE 2)
------------                                                                               ------------
INVESTMENT COMPANY - 1.17%
   1,426,877    Dreyfus Tax Exempt Cash
                Management Fund........................................................    $  1,426,877
                                                                                           ------------
                TOTAL INVESTMENT COMPANY...............................................       1,426,877
                (Cost $ 1,426,877)                                                         ------------

TOTAL  INVESTMENTS - 98.35%............................................................     120,364,711
(Cost $ 115,398,882) **                                                                    ------------

NET OTHER ASSETS AND LIABILITIES - 1.65%...............................................       2,019,579
                                                                                           ------------
NET ASSETS - 100.00%...................................................................    $122,384,290
                                                                                           ============

----------------------------------------
**      Aggregate cost for Federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at December 31, 1995.
AMBAC   American Municipal Bond Assurance Corp.
EDC     Economic Development Corp.
ETM     Escrowed to Maturity
LOC     Letter of Credit
FGIC    Financial Guarantee Insurance Corp.
FSA     Financial Security Assurance
GO      General Obligation
HFA     Housing Finance Authority
MBIA    Municipal Bond Insurance Association
PCR     Pollution Control Revenue
RAN     Revenue Anticipation Note
SFMR    Single Family Mortgage Revenue
SP OB   Special Obligation
UTGO    Unlimited Tax General Obligation

                      See Notes to Financial Statements.

------------


                 MICHIGAN MUNICIPAL BOND FUND
  The Kent       PORTFOLIO OF INVESTMENTS
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
MUNICIPAL SECURITIES - 98.69%
                MICHIGAN - 94.20%
$  2,280,000    Allegheny Sanitary Sewer System
                5.45%, 11/01/02........................................................    $  2,311,350
   1,220,000    Auburn Hills Local Development
                Authority, Series A
                Tax Increment Revenue
                6.75%, 11/01/97
                LOC: Dai-Ichi Kangyo...................................................       1,274,890
   2,000,000    Battle Creek Downtown
                Development Authority
                Tax Increment Revenue
                6.90%, 05/01/04........................................................       2,225,000
     560,000    Bay City School District, UTGO
                5.30%, 05/01/96........................................................         563,315
     695,000    Bay City School District, UTGO
                5.30%, 05/01/97........................................................         707,163
     745,000    Bay City School District, UTGO
                5.50%, 05/01/98........................................................         768,281
     500,000    Central Michigan University
                6.70%, 10/01/97........................................................         522,500
   1,015,000    Chelsea School District, GO
                3.75%, 05/01/96
                Insured: FGIC..........................................................       1,014,817
   1,445,000    Chippewa Valley School District
                UTGO, Series A
                5.60%, 05/01/99........................................................       1,508,219
   1,000,000    Chippewa Valley School District, GO
                6.38%, 05/01/05
                Insured: FGIC..........................................................       1,110,000
   1,175,000    Chippewa Valley School District, GO
                6.38%, 05/01/21
                Insured: FGIC..........................................................       1,304,250
   1,700,000    Clintondale Community School
                District, UTGO
                4.65%, 05/01/03........................................................       1,700,000

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)
$  1,075,000    Dearborn School District, GO
                7.00%, 04/01/99
                Insured: MBIA..........................................................    $  1,165,031
     965,000    Dearborn Sewage Disposal System
                6.90%, 04/01/02
                Insured: MBIA..........................................................       1,084,419
   2,000,000    Dearborn School District, GO
                Prerefunded 05/01/00
                6.63%, 05/01/09
                Insured: MBIA..........................................................       2,222,500
   1,000,000    Dearborn School District, GO
                Prerefunded 05/01/00
                6.38%, 05/01/10
                Insured: MBIA..........................................................       1,101,250
     500,000    Delta County, EDC, Series E
                Environmental Improvement,
                Mead Escanaba Paper Co.
                6.10%, 12/01/23 (A)
                LOC: Bank Of Nova Scotia...............................................         500,000
   2,500,000    Detroit, GO
                Prerefunded 05/01/99
                7.20%, 05/01/09
                Insured: AMBAC.........................................................       2,778,125
     580,000    Detroit, GO
                Distributable State Aid
                5.60%, 05/01/00
                Insured: AMBAC.........................................................         605,375
   1,550,000    Detroit, GO, Series A
                Prerefunded 04/01/97
                8.63%, 04/01/07........................................................       1,668,188
   1,000,000    Detroit City School District, GO
                State School Aid Notes
                4.50%, 05/01/96........................................................       1,002,820
   2,090,000    Detroit Convention Facility
                Cobo Hall Expansion Project
                3.75%, 09/30/96........................................................       2,088,997
   2,000,000    Detroit Convention Facility
                Cobo Hall Expansion Project
                4.00%, 09/30/97........................................................       1,990,000

                      See Notes to Financial Statements.

------------


                 MICHIGAN MUNICIPAL BOND FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)
 $   550,000    Detroit Sewage Disposal
                7.40%, 07/01/96
                Insured: FGIC..........................................................    $    559,361
   2,800,000    Detroit Sewage Disposal
                4.85%, 07/01/01
                Insured: FGIC..........................................................       2,863,000
     720,000    Detroit Water Supply System
                4.30%, 07/01/00
                Insured: FGIC..........................................................         721,800
   2,000,000    East China Township School
                District, UTGO
                6.00%, 05/01/02........................................................       2,135,000
     720,000    Eastern Michigan University, GO
                3.95%, 06/01/98
                Insured: AMBAC.........................................................         716,400
   1,000,000    Eastern Michigan University, GO
                5.80%, 06/01/01
                Insured: AMBAC.........................................................       1,065,000
     405,000    Farmington Hills, EDC, Series A
                Botsford Continuing Care
                4.90%, 02/15/02
                Insured: MBIA..........................................................         412,594
     425,000    Farmington Hills, EDC, Series A
                Botsford Continuing Care
                5.00%, 02/15/03
                Insured: MBIA..........................................................         434,563
     445,000    Farmington Hills, EDC, Series A
                Botsford Continuing Care
                5.10%, 02/15/04
                Insured: MBIA..........................................................         455,013
     470,000    Farmington Hills, EDC, Series A
                Botsford Continuing Care
                5.20%, 02/15/05
                Insured: MBIA..........................................................         481,750
     480,000    Ferris State College, SP OB
                7.50%, 08/15/03........................................................         495,624
   1,635,000    Flint Hospital Building Authority
                Series A
                Hurley Medical Center
                7.00%, 07/01/96........................................................       1,654,555

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)
$  1,915,000    Flint Hospital Building Authority
                Series A
                Hurley Medical Center
                7.00%, 07/01/97........................................................    $  1,977,238
   1,000,000    Grand Haven Area Public Schools, GO
                5.45%, 05/01/04
                Insured: MBIA..........................................................       1,051,250
     500,000    Grand Rapids Water Supply System
                6.50%, 01/01/96
                Insured: FGIC..........................................................         500,065
     920,000    Grand Rapids Water Supply System
                7.20%, 01/01/96........................................................         920,193
     500,000    Grand Rapids Water Supply System
                6.60%, 01/01/97
                Insured: FGIC..........................................................         512,710
     990,000    Grand Rapids Water Supply System
                7.40%, 01/01/97........................................................       1,024,353
     900,000    Grand Traverse County Hospital
                Finance Authority, Series A
                Munson Healthcare
                4.60%, 07/01/96
                Insured: AMBAC.........................................................         902,808
     680,000    Hartland Consolidated School
                District, GO
                4.80%, 05/01/99........................................................         690,200
   1,500,000    Haslett Public School District, GO
                Prerefunded 05/01/00
                7.50%, 05/01/20........................................................       1,702,500
   1,000,000    Holland Electric Revenue
                Prerefunded 07/01/99
                6.40%, 07/01/02........................................................       1,072,500
   1,100,000    Holland Electric Revenue
                Prerefunded 07/01/99
                6.50%, 07/01/03........................................................       1,181,125
     675,000    Hudsonville Public Schools, GO, Series B
                4.50%, 05/01/98
                Insured: FGIC..........................................................         683,438
     500,000    Hudsonville Public Schools, GO, Series B
                4.50%, 05/01/99
                Insured: FGIC..........................................................         508,125

                      See Notes to Financial Statements.

------------


                 MICHIGAN MUNICIPAL BOND FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)
$  1,250,000    Huron Valley School District, GO
                Prerefunded 05/01/01
                7.10%, 05/01/08
                Insured: FGIC..........................................................    $  1,434,375
     590,000    Jackson County Hospital Finance
                Authority, Series A
                W.A. Foote Memorial Hospital
                6.40%, 06/01/96........................................................         596,956
     500,000    Kent County Airport Facility
                Kent County International Airport
                5.25%, 01/01/04........................................................         521,875
     505,000    Kent County Airport Facility
                Kent County International Airport
                5.30%, 01/01/05........................................................         529,619
   2,195,000    Kent Hospital Finance Authority
                Pine Rest Christian Hospital
                5.40%, 11/01/98
                Insured: FGIC..........................................................       2,274,569
     500,000    Kent Hospital Finance Authority, Series A
                Butterworth Hospital
                6.50%, 01/15/97........................................................         512,790
     500,000    Kent Hospital Finance Authority, Series A
                Butterworth Hospital
                6.60%, 01/15/98........................................................         524,375
   2,000,000    Lake Orion Community School
                District, GO
                6.20%, 05/01/04
                Insured: AMBAC.........................................................       2,220,000
     850,000    Lanse Creuse Public Schools, GO
                Prerefunded 05/01/97
                7.70%, 05/01/04........................................................         907,375
   1,000,000    Lansing Water Supply & Electric
                Utility, Series A
                6.50%, 07/01/96........................................................       1,015,300
   2,250,000    Michigan Higher Education
                Student Loan Authority, Series XII-E
                6.00%, 10/01/97
                Insured: AMBAC.........................................................       2,328,750

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)
$  1,000,000    Michigan Higher Education Student
                Loan Authority, Series XII-G
                4.45%, 10/01/99
                Insured: AMBAC.........................................................    $  1,006,250
   1,000,000    Michigan Municipal Bond Authority
                Local Government, Wayne County
                Project, Group 12b
                6.90%, 12/01/96
                Insured: MBIA..........................................................       1,029,180
   1,000,000    Michigan Municipal Bond Authority
                State Revolving Fund
                5.50%, 10/01/99........................................................       1,053,750
   1,000,000    Michigan Municipal Bond Authority
                Series B
                Local Government Loan Program
                6.90%, 05/01/99
                Insured: FGIC..........................................................       1,081,250
   1,810,000    Michigan Public Power Agency
                Belle River Project
                Prerefunded 01/01/96
                7.25%, 01/01/12
                Insured: AMBAC.........................................................       1,846,200
   2,000,000    Michigan Public Power Agency, Series A
                Belle River Project
                5.30%, 01/01/00........................................................       2,085,000
     750,000    Michigan Public Power Agency, Series A
                Belle River Project
                5.70%, 01/01/03........................................................         800,625
   1,000,000    Michigan State Building Authority
                Series A
                Equipment Program
                4.45%, 10/01/97........................................................       1,011,250
   1,280,000    Michigan State Building Authority
                Series II
                Lapeer Regional Prison
                6.60%, 09/01/96........................................................       1,305,101
   1,000,000    Michigan State Building Authority
                Series II
                6.10%, 10/01/01........................................................       1,088,750

                      See Notes to Financial Statements.

------------


                 MICHIGAN MUNICIPAL BOND FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)
$  3,000,000    Michigan State Comprehensive
                Transportation, Series B
                5.63%, 05/15/03........................................................    $  3,187,500
   1,060,000    Michigan State Hospital
                Finance Authority, Series J
                Sisters of Mercy Health Corp.
                7.15%, 02/15/99........................................................       1,132,875
   1,000,000    Michigan State Hospital
                Finance Authority
                Mercy Memorial Hospital
                4.00%, 06/01/99
                Insured: MBIA..........................................................         992,500
   1,000,000    Michigan State Hospital
                Finance Authority
                Oakwood Hospital Obligation Group
                6.95%, 07/01/02
                Insured: FGIC..........................................................       1,127,500
     500,000    Michigan State Hospital Finance
                Authority, Series A
                Pontiac Osteopathic
                4.40%, 02/01/96........................................................         499,945
   1,000,000    Michigan State Hospital Finance
                Authority, Series A
                Henry Ford Health
                Prerefunded 05/01/96
                8.00%, 05/01/08........................................................       1,033,740
   1,200,000    Michigan State Hospital Finance
                Authority, Series A
                McLaren Obligation Group
                3.80%, 10/15/96........................................................       1,196,016
   1,000,000    Michigan State Hospital Finance
                Authority, Series A
                Oakwood Hospital Obligation Corp.
                3.90%, 11/01/96
                Insured: FGIC..........................................................       1,000,840
     745,000    Michigan State Hospital Finance
                Authority, Series A
                Crittenton Hospital
                6.50%, 12/01/96........................................................         762,284
     585,000    Michigan State Hospital Finance
                Authority, Series A
                St. Joseph Hospital Corp.
                Prerefunded 01/01/96
                7.65%, 01/01/97
                Insured: FGIC..........................................................         596,700

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)
 $   500,000    Michigan State Hospital Finance
                Authority, Series A
                Pontiac Osteopathic
                4.65%, 02/01/97........................................................    $    499,515
   1,500,000    Michigan State Hospital Finance
                Authority, Series A
                Oakwood Hospital Obligation Group
                4.00%, 11/01/97
                Insured: FGIC..........................................................       1,500,000
   2,800,000    Michigan State Hospital Finance
                Authority, Series J
                Sisters of Mercy Health Corp.
                Prerefunded 02/15/01
                7.38%, 02/15/11........................................................       3,230,500
   1,000,000    Michigan State Hospital Finance
                Authority, Series P
                Sisters of Mercy Health Corp.
                4.60%, 08/15/02
                Insured: MBIA..........................................................       1,002,500
     440,000    Michigan State Housing Development
                Authority
                Mercy Bellbrook Project
                3.90%, 04/01/96
                Insured: MBIA..........................................................         440,392
     475,000    Michigan State Housing Development
                Authority
                Mercy Bellbrook Project
                4.40%, 04/01/98
                Insured: MBIA..........................................................         479,156
   1,000,000    Michigan State Housing Development
                Authority, Series A
                Rental Housing Revenue
                5.75%, 10/01/96........................................................       1,007,550
   2,680,000    Michigan State Housing Development
                Authority, Series A
                Rental Housing Revenue
                5.25%, 10/01/01
                Insured: MBIA..........................................................       2,760,400
     400,000    Michigan State Strategic Fund
                Collins & Aikman Corp. Project
                6.00%, 08/01/96
                LOC: National Bank of Detroit..........................................         405,124
     620,000    Michigan State Strategic Fund
                Environmental Research Institute
                5.00%, 08/15/96........................................................         624,743

                      See Notes to Financial Statements.

------------


                 MICHIGAN MUNICIPAL BOND FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)
$    420,000    Michigan State Strategic Fund
                Lutheran Social Services Project
                4.25%, 09/01/97
                LOC: First of America..................................................    $    422,625
     415,000    Michigan State Strategic Fund
                Lutheran Social Services Project
                4.40%, 09/01/98
                LOC: First of America..................................................         419,150
     480,000    Michigan State Strategic Fund
                Lutheran Social Services Project
                4.55%, 09/01/99
                LOC: First of America..................................................         486,600
   1,675,000    Michigan State Strategic Fund
                Lutheran Social Services Project
                6.50%, 02/15/06
                LOC: First of America..................................................       1,678,501
   1,045,000    Michigan State Strategic Fund
                Limited Obligation Revenue
                Rotary Center of Traverse County
                4.90%, 08/01/12
                LOC: National Bank of Detroit..........................................       1,054,102
   5,800,000    Michigan State Strategic Fund
                Dow Chemical Co. Project
                6.20%, 12/01/14 (A)....................................................       5,800,000
     910,000    Michigan State Strategic Fund
                Industrial Development, Grand Rapids
                Hotel Co.
                5.25%, 12/01/15........................................................         921,375
   6,200,000    Michigan State Strategic Fund, PCR
                Consumers Power Project
                5.95%, 04/01/18 (A)
                LOC: Union Bank of Switzerland.........................................       6,200,000
   6,000,000    Michigan State Strategic Fund, Reserve 1
                6.00%, 09/01/30 (A)....................................................       6,000,000
   1,000,000    Michigan State Trunk Line, Series B
                4.50%, 11/15/97
                Insured: FGIC..........................................................       1,008,750
   1,010,000    Michigan State University, Series A
                4.45%, 08/15/96........................................................       1,014,333
   1,075,000    Michigan State University, Series A
                4.70%, 08/15/97........................................................       1,087,094
   1,000,000    Mount Clemens Community School
                District, GO
                Prerefunded 05/01/02
                6.60%, 05/01/20
                Insured: MBIA..........................................................       1,135,000

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)
$  1,735,000    Oakland County, EDC
                Browalk Shopping Center
                4.75%, 01/01/09........................................................    $  1,743,675
     630,000    Oakland County, EDC
                Sugar Tree Shopping Center
                4.82%, 01/01/14 (A)....................................................         629,213
   3,000,000    Okemos Public School District, GO, Series I
                Prerefunded 05/01/01
                6.90%, 05/01/11........................................................       3,408,750
     665,000    Pinckney Community Schools, GO
                Livingston & Washtenaw Counties
                3.50%, 05/01/96
                Insured: FGIC..........................................................         664,694
   3,200,000    Plymouth-Canton Community School
                District, GO, Series B
                Prerefunded 05/01/01
                6.80%, 05/01/17........................................................       3,596,000
     415,000    Reeths-Puffer Schools, GO
                6.75%, 05/01/97
                Insured: FGIC..........................................................         430,563
     275,000    Reeths-Puffer Schools, GO
                6.75%, 05/01/98
                Insured: FGIC..........................................................         291,156
     630,000    Reeths-Puffer Schools, GO
                6.75%, 05/01/99
                Insured: FGIC..........................................................         681,188
     725,000    Reeths-Puffer Schools, GO
                6.75%, 05/01/00
                Insured: FGIC..........................................................         795,688
     735,000    Reeths-Puffer Schools, GO
                6.75%, 05/01/01
                Insured: FGIC..........................................................         817,688
     750,000    Reeths-Puffer Schools, GO
                6.25%, 05/01/02
                Insured: FGIC..........................................................         824,063
   1,600,000    Rochester Community School District
                Prerefunded 05/01/98
                7.25%, 05/01/03........................................................       1,726,000
   2,000,000    Rockford Public Schools
                State Aid Notes
                4.10%, 05/15/96........................................................       2,003,360
   2,000,000    Rockford Public Schools, GO
                Prerefunded 05/01/00
                7.38%, 05/01/19........................................................       2,260,000
   1,000,000    South Lyon Community Schools, GO
                Prerefunded 05/01/98
                7.80%, 05/01/14........................................................       1,101,250

                      See Notes to Financial Statements.

------------


                 MICHIGAN MUNICIPAL BOND FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)
$  1,200,000    St. Joseph Hospital Finance Authority
                Mercy Memorial Medical Center Obligation
                3.65%, 01/01/96
                Insured: AMBAC.........................................................    $  1,199,988
   1,200,000    St. Joseph Hospital Finance Authority
                Mercy Memorial Medical Center Obligation
                3.95%, 01/01/97
                Insured: AMBAC.........................................................       1,200,336
     860,000    Traverse City Area Public Schools, GO
                4.15%, 05/01/00
                Insured: FGIC..........................................................         855,700
     555,000    University of Michigan
                Intercollegiate Athletic
                3.60%, 06/01/96........................................................         554,678
     630,000    University of Michigan
                Intercollegiate Athletic
                3.80%, 06/01/97........................................................         629,213
   5,500,000    University of Michigan, Series A
                Medical Service Plan
                5.90%, 12/01/27 (A)....................................................       5,500,000
   2,035,000    Walled Lake Consolidated School
                District, GO
                4.70%, 05/01/01........................................................       2,070,613
   2,235,000    Walled Lake Consolidated School
                District, GO
                4.80%, 05/01/02........................................................       2,262,938
   2,000,000    Walled Lake Consolidated School
                District, GO, Series II
                Prerefunded 05/01/00
                7.10%, 05/01/05........................................................       2,255,000
     945,000    Warren Consolidated School District, GO
                6.00%, 05/01/01........................................................       1,018,238
   1,000,000    Warren Consolidated School District, GO
                Prerefunded 05/01/02
                6.63%, 05/01/21........................................................       1,133,750
     450,000    Wayne County Downriver System
                Sewage Disposal, GO
                3.75%, 05/01/97........................................................         443,813

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)
 $   550,000    Wayne County Downriver System
                Sewage Disposal, GO
                3.75%, 05/01/98........................................................    $    534,188
     550,000    Wayne County Downriver System
                Sewage Disposal, GO
                3.75%, 05/01/99........................................................         522,500
     550,000    Wayne County Downriver System
                Sewage Disposal, GO
                3.75%, 05/01/00........................................................         511,500
   2,005,000    Wayne State University, GO
                3.90%, 11/15/96
                Insured: AMBAC.........................................................       2,007,286
     980,000    Wyandotte Electric
                6.85%, 10/01/96
                Insured: AMBAC.........................................................       1,003,030
                                                                                           ------------
                                                                                            176,494,364
                                                                                           ------------
                OTHER TERRITORIES - 4.49%
   3,000,000    Puerto Rico Commonwealth
                Highway & Transportation Authority,
                Series X
                Highway Revenue
                4.90%, 07/01/01........................................................       3,041,250
   4,000,000    Puerto Rico Electric Power Authority
                Series W
                5.00%, 07/01/98........................................................       4,070,000
   1,300,000    Puerto Rico Individual Medical &
                Environmental Pollution Control, Series A
                Facilities Financing Authority, Intel Corp.
                4.00%, 09/01/98........................................................       1,300,000
                                                                                           ------------
                                                                                              8,411,250
                                                                                           ------------
                TOTAL MUNICIPAL SECURITIES.............................................     184,905,614
                (Cost $ 182,370,775)                                                       ------------

                      See Notes to Financial Statements.

------------


                 MICHIGAN MUNICIPAL BOND FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 SHARES                                                                                      (NOTE 2)
------------                                                                               ------------
INVESTMENT COMPANY - 0.00%
       8,079    Reich & Tang Michigan
                Tax Exempt Fund........................................................    $      8,079
                                                                                           ------------
                TOTAL INVESTMENT COMPANY...............................................           8,079
                (Cost $ 8,079)                                                             ------------

TOTAL INVESTMENTS - 98.69%.............................................................     184,913,693
(Cost $ 182,378,854) **                                                                    ------------

NET OTHER ASSETS AND LIABILITIES - 1.31%...............................................       2,451,892
                                                                                           ------------
NET ASSETS - 100.00%...................................................................    $187,365,585
                                                                                           ============

----------------------------------------
**      Aggregate cost for Federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at December 31, 1995.
AMBAC   American Municipal Bond Assurance Corp.
EDC     Economic Development Corp.
FGIC    Financial Guarantee Insurance Corp.
GO      General Obligation
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association
PCR     Pollution Control Revenue
SP OB   Special Obligation
UTGO    Unlimited Tax General Obligation

                      See Notes to Financial Statements.

------------



  The Kent       STATEMENTS OF ASSETS AND LIABILITIES
  Funds          DECEMBER 31, 1995
------------

                                                          LIMITED         INTERMEDIATE        TAX-FREE          MICHIGAN
                                                       TERM TAX-FREE        TAX-FREE           INCOME           MUNICIPAL
                                                            FUND              FUND              FUND            BOND FUND
                                                       -------------     -------------     -------------     -------------
ASSETS:
  Investments (Note 2):
    Investments at cost............................    $  53,881,531     $ 269,281,902     $ 115,398,882     $ 182,378,854
    Net unrealized appreciation
    (depreciation).................................          867,379        13,606,654         4,965,829         2,534,839
                                                       -------------     -------------     -------------     -------------
        Total investments at value.................       54,748,910       282,888,556       120,364,711       184,913,693
  Cash.............................................               --                --             3,522                --
  Receivable from Investment Adviser (Note 3)......            6,677             5,547           148,468             1,319
  Interest and dividend receivables................          764,013         4,715,171         1,965,982         2,513,048
  Deferred organizational expense (Note 2).........               --                --             5,591                --
                                                       -------------     -------------     -------------     -------------
        Total Assets...............................       55,519,600       287,609,274       122,488,274       187,428,060
                                                       -------------     -------------     -------------     -------------
LIABILITIES:
  Payable for Trust shares repurchased.............           85,042                --               178               129
  Advisory fee payable (Note 3)....................            2,759            15,828             7,366            14,648
  Payable to administrator and
    transfer agent (Note 3)........................              342            11,831             5,100             1,946
  Payable to custodian.............................            4,155                --                --               249
  Accrued expenses and other payables..............           26,112            41,267            91,340            45,503
                                                       -------------     -------------     -------------     -------------
        Total Liabilities..........................          118,410            68,926           103,984            62,475
                                                       -------------     -------------     -------------     -------------
NET ASSETS.........................................    $  55,401,190     $ 287,540,348     $ 122,384,290     $ 187,365,585
                                                       =============     =============     =============     =============
NET ASSETS CONSIST OF:
  Paid-in-capital..................................    $  54,499,911     $ 275,329,612     $ 117,251,067     $ 185,009,637
  Undistributed (overdistributed) net
    investment income..............................           24,691           133,320            29,289                --
  Accumulated net realized gain (loss) on
    investments sold...............................            9,209        (1,529,238)          138,105          (178,891)
  Net unrealized appreciation (depreciation)
    of investments.................................          867,379        13,606,654         4,965,829         2,534,839
                                                       -------------     -------------     -------------     -------------
TOTAL NET ASSETS...................................    $  55,401,190     $ 287,540,348     $ 122,384,290     $ 187,365,585
                                                       =============     =============     =============     =============
INSTITUTIONAL SHARES:
  Net Assets.......................................    $  55,347,335     $ 283,733,624     $ 121,855,534     $ 185,466,388
  Shares Outstanding...............................        5,416,282        26,977,765        11,611,059        18,328,669
  Net Asset Value, offering and redemption
    price per share................................    $       10.22     $       10.52     $       10.49     $       10.12
                                                       =============     =============     =============     =============
INVESTMENT SHARES:
  Net Assets.......................................    $      53,855     $   3,806,724     $     528,756     $   1,899,197
  Shares Outstanding...............................            5,258           361,926            50,253           187,833
  Net Asset Value and redemption
    price per share................................    $       10.24     $       10.52     $       10.52     $       10.11
                                                       =============     =============     =============     =============
  Maximum offering price per share -
    Investment Class (NAV/0.96)....................    $       10.67     $       10.96     $       10.96     $       10.53
                                                       =============     =============     =============     =============

                      See Notes to Financial Statements.

------------



  The Kent       STATEMENTS OF OPERATIONS
  Funds          FOR THE PERIOD ENDED DECEMBER 31, 1995
------------

                                                          LIMITED         INTERMEDIATE        TAX-FREE          MICHIGAN
                                                       TERM TAX-FREE        TAX-FREE           INCOME          MUNICIPAL
                                                            FUND              FUND           FUND/(1)/         BOND FUND
                                                       -------------     -------------     -------------     -------------
INVESTMENT INCOME (NOTE 2):
  Interest.........................................    $   2,186,058     $  15,955,238     $   4,087,871     $   7,255,266
  Dividends........................................           43,011           216,807            72,554           125,767
                                                       -------------     -------------     -------------     -------------
        Total Investment Income....................        2,229,069        16,172,045         4,160,425         7,381,033
                                                       -------------     -------------     -------------     -------------
EXPENSES:
  Investment advisory fee (Note 3).................          219,989         1,582,089           442,275           738,023
  Administration fee (Note 3)......................           97,773           632,836           160,827           328,010
  Custodian fee (Note 3)...........................            5,395             8,291             6,509            14,183
  Fund accounting fee (Note 3).....................            3,292            11,962             6,234            12,111
  Legal fee (Note 3)...............................            1,825             8,007             2,855             5,909
  Audit fee........................................            6,151             8,480             5,011             5,481
  Shareholder services (Notes 3 & 4)...............           13,210            11,425            12,189            14,031
  Trustees' fees and expenses (Note 3).............            2,476             3,194             1,007             3,194
  Amortization of organization costs (Note 2)......               --                --             1,021                --
  Distribution fee (Note 3)........................               62             9,611               786             2,774
  Printing expense (Note 4)........................            2,606             7,165               809             6,513
  Registration fees................................            5,479             2,884            93,664            19,633
  Miscellaneous....................................            1,724             7,406             2,674             6,622
                                                       -------------     -------------     -------------     -------------
        Total Expenses before
              reimbursement/waiver.................          359,982         2,293,350           735,861         1,156,484
        Less: Reimbursement/waiver
              (Note 3).............................          (20,789)               --          (148,468)          (20,055)
                                                       -------------     -------------     -------------     -------------
        Total Expenses net of
              reimbursement/waiver.................          339,193         2,293,350           587,393         1,136,429
                                                       -------------     -------------     -------------     -------------
NET INVESTMENT INCOME..............................        1,889,876        13,878,695         3,573,032         6,244,604
                                                       -------------     -------------     -------------     -------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 2):
  Net realized gain (loss) on investments sold.....          145,910         1,348,408           148,330           180,555
  Net change in unrealized appreciation
      (depreciation) of investments................        1,744,380        25,697,939         4,965,829         5,672,314
                                                       -------------     -------------     -------------     -------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS.........................        1,890,290        27,046,347         5,114,159         5,852,869
                                                       -------------     -------------     -------------     -------------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS.........................................    $   3,780,166     $  40,925,042     $   8,687,191     $  12,097,473
                                                       =============     =============     =============     =============

----------------------------------------
(1) The Fund commenced operations on March 20, 1995.

                      See Notes to Financial Statements.

------------



  The Kent
  Funds          STATEMENTS OF CHANGES IN NET ASSETS
------------

                                                                                  LIMITED TERM
                                                                                  TAX-FREE FUND
                                                                     --------------------------------------------
                                                                        YEAR ENDED              PERIOD ENDED
                                                                     DECEMBER 31, 1995     DECEMBER 31, 1994/(1)/
                                                                     -----------------     ----------------------
NET ASSETS AT BEGINNING OF PERIOD................................      $  43,503,375          $          --
                                                                       -------------          -------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
  Net investment income..........................................          1,889,876                616,082
  Net realized gain (loss) on investments sold...................            145,910               (118,333)
  Net change in unrealized appreciation
    (depreciation) of investments................................          1,744,380               (877,001)
                                                                       -------------          -------------
  Net increase (decrease) in net assets resulting
    from operations..............................................          3,780,166               (379,252)
                                                                       -------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 2 & 5):
  Net investment income..........................................         (1,913,256)              (586,379)
  In excess of net investment income.............................                 --                     --
  Net realized gain on investments...............................                 --                     --
                                                                       -------------          -------------
        Total Distributions......................................         (1,913,256)              (586,379)
                                                                       -------------          -------------
SHARE TRANSACTIONS (NOTE 5):
  INSTITUTIONAL SHARES:
  Shares issued..................................................         31,715,093             60,290,213
  Reinvestment of distributions..................................              1,677                    388
  Shares redeemed................................................        (21,731,961)           (15,828,369)
                                                                       -------------          -------------
        Net Institutional Share transactions.....................          9,984,809             44,462,232
                                                                       -------------          -------------
  INVESTMENT SHARES:
  Shares issued..................................................             55,976                  6,731
  Reinvestment of distributions..................................              1,583                     43
  Shares redeemed................................................            (11,463)                    --
                                                                       -------------          -------------
        Net Investment Share transactions........................             46,096                  6,774
                                                                       -------------          -------------
        Net increase (decrease) from share transactions..........         10,030,905             44,469,006
                                                                       -------------          -------------
Net increase (decrease) in net assets............................         11,897,815             43,503,375
                                                                       -------------          -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)...................      $  55,401,190          $  43,503,375
                                                                       =============          =============
(A) Accumulated undistributed (overdistributed)
     net investment income.......................................      $      24,691          $      29,703
                                                                       =============          =============

----------------------------------------
(1) The Fund commenced operations on September 1, 1994.

(2) The Fund commenced operations on March 20, 1995.

                      See Notes to Financial Statements.

                                                                              INTERMEDIATE                      TAX-FREE
                                                                              TAX-FREE FUND                   INCOME FUND
                                                                     -------------------------------     -----------------------
                                                                         YEAR ENDED DECEMBER 31,              PERIOD ENDED
                                                                     -------------------------------     -----------------------
                                                                         1995              1994          DECEMBER 31, 1995/(2)/
                                                                     -------------     -------------     ----------------------
NET ASSETS AT BEGINNING OF PERIOD................................    $ 385,220,246     $ 139,169,495         $          --
                                                                     -------------     -------------         -------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
  Net investment income..........................................       13,878,695        11,691,136             3,573,032
  Net realized gain (loss) on investments sold...................        1,348,408        (2,780,361)              148,330
  Net change in unrealized appreciation
    (depreciation) of investments................................       25,697,939       (14,982,450)            4,965,829
                                                                     -------------     -------------         -------------
  Net increase (decrease) in net assets resulting
    from operations..............................................       40,925,042        (6,071,675)            8,687,191
                                                                     -------------     -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 2 & 5):
  Net investment income..........................................      (13,556,403)      (11,652,637)           (3,553,968)
  In excess of net investment income.............................         (286,257)         (322,292)                   --
  Net realized gain on investments...............................               --                --                    --
                                                                     -------------     -------------         -------------
        Total Distributions......................................      (13,842,660)      (11,974,929)           (3,553,968)
                                                                     -------------     -------------         -------------
SHARE TRANSACTIONS (NOTE 5):
  INSTITUTIONAL SHARES:
  Shares issued..................................................       56,260,448       364,702,605           134,004,667
  Reinvestment of distributions..................................           25,763            25,670                13,880
  Shares redeemed................................................     (180,059,789)     (102,143,430)          (17,275,708)
                                                                     -------------     -------------         -------------
        Net Institutional Share transactions.....................     (123,773,578)      262,584,845           116,742,839
                                                                     -------------     -------------         -------------
  INVESTMENT SHARES:
  Shares issued..................................................          558,623         3,560,764               530,148
  Reinvestment of distributions..................................           78,263            94,974                12,658
  Shares redeemed................................................       (1,625,588)       (2,143,228)              (34,578)
                                                                     -------------     -------------         -------------
        Net Investment Share transactions........................         (988,702)        1,512,510               508,228
                                                                     -------------     -------------         -------------
        Net increase (decrease) from share transactions..........     (124,762,280)      264,097,355           117,251,067
                                                                     -------------     -------------         -------------
Net increase (decrease) in net assets............................      (97,679,898)      246,050,751           122,384,290
                                                                     -------------     -------------         -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)...................    $ 287,540,348     $ 385,220,246         $ 122,384,290
                                                                     =============     =============         =============
(A) Accumulated undistributed (overdistributed)
     net investment income.......................................    $     133,320     $    (322,292)        $      29,289
                                                                     =============     =============         =============

                                                                             MICHIGAN MUNICIPAL
                                                                                 BOND FUND
                                                                     ----------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                                     ----------------------------------
                                                                          1995                1994
                                                                     --------------      --------------
NET ASSETS AT BEGINNING OF PERIOD................................    $  120,464,659      $   74,929,911
                                                                     --------------      --------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
  Net investment income..........................................         6,244,604           4,169,048
  Net realized gain (loss) on investments sold...................           180,555            (339,652)
  Net change in unrealized appreciation
    (depreciation) of investments................................         5,672,314          (3,403,446)
                                                                     --------------      --------------
  Net increase (decrease) in net assets resulting
    from operations..............................................        12,097,473             425,950
                                                                     --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 2 & 5):
  Net investment income..........................................        (6,111,731)         (4,130,738)
  In excess of net investment income.............................          (159,284)           (132,873)
  Net realized gain on investments...............................                --                  --
                                                                     --------------      --------------
        Total Distributions......................................        (6,271,015)         (4,263,611)
                                                                     --------------      --------------
SHARE TRANSACTIONS (NOTE 5):
  INSTITUTIONAL SHARES:
  Shares issued..................................................       116,065,628         135,169,205
  Reinvestment of distributions..................................            46,344              42,012
  Shares redeemed................................................       (54,884,598)        (87,595,339)
                                                                     --------------      --------------
        Net Institutional Share transactions.....................        61,227,374          47,615,878
                                                                     --------------      --------------
  INVESTMENT SHARES:
  Shares issued..................................................           372,427           2,973,020
  Reinvestment of distributions..................................            31,264              23,677
  Shares redeemed................................................          (556,597)         (1,240,166)
                                                                     --------------      --------------
        Net Investment Share transactions........................          (152,906)          1,756,531
                                                                     --------------      --------------
        Net increase (decrease) from share transactions..........        61,074,468          49,372,409
                                                                     --------------      --------------
Net increase (decrease) in net assets............................        66,900,926          45,534,748
                                                                     --------------      --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)...................    $  187,365,585      $  120,464,659
                                                                     ==============      ==============
(A) Accumulated undistributed (overdistributed)
     net investment income.......................................    $           --      $     (132,873)
                                                                     ==============      ==============

------------


                 LIMITED TERM TAX-FREE
  The Kent       FINANCIAL HIGHLIGHTS
  Funds          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
------------

                                                                   INSTITUTIONAL SHARES            INVESTMENT SHARES
                                                                 -------------------------     -------------------------
                                                                 PERIOD ENDED DECEMBER 31,     PERIOD ENDED DECEMBER 31,
                                                                 -------------------------     -------------------------
                                                                   1995         1994/(1)/        1995          1994/(2)/
                                                                 --------       ---------      --------        ---------
Net Asset Value, Beginning of period........................     $   9.80       $  10.00       $   9.81        $   9.87
                                                                 --------       --------       --------        --------
Income from Investment Operations:
  Net investment income.....................................         0.39           0.13           0.37            0.06
  Net realized and unrealized gain (loss) on investments....         0.42          (0.21)          0.44           (0.06)
                                                                 --------       --------       --------        --------
    Total from Investment Operations:.......................         0.81          (0.08)          0.81              --
                                                                 --------       --------       --------        --------
Less Distributions from:
  Net investment income.....................................        (0.39)         (0.12)         (0.38)          (0.06)
  In excess of net investment income........................           --             --             --              --
  Net realized gain on investments..........................           --             --             --              --
                                                                 --------       --------       --------        --------
    Total Distributions:....................................        (0.39)         (0.12)         (0.38)          (0.06)
                                                                 --------       --------       --------        --------
Net increase (decrease) in net asset value..................         0.42          (0.20)          0.43           (0.06)
                                                                 --------       --------       --------        --------
Net Asset Value, End of period..............................     $  10.22       $   9.80       $  10.24        $   9.81
                                                                 ========       ========       ========        ========

Total Return for period indicated (A).......................         8.43%         (0.77)%         8.40%           0.03%

Ratios/Supplemental Data:
Net Assets, End of period (000's)...........................     $ 55,347       $ 43,497       $     54        $      7
Ratios to average net assets:
  Net investment income including reimbursement/waiver......         3.87%          3.81%*         3.69%           3.86%*
  Net investment income excluding reimbursement/waiver......         3.82%          3.64%*         3.69%           3.75%*
  Operating expenses including reimbursement/waiver.........         0.69%          0.79%*         0.84%           0.87%*
  Operating expenses excluding reimbursement/waiver.........         0.74%          0.96%*         0.85%           0.98%*
Portfolio Turnover Rate.....................................           51%            10%            51%             10%

----------------------------------------
*   Annualized
(1) The Institutional Class commenced operations on September 1, 1994.
(2) The Investment Class date of initial public investment was November 1, 1994.
(A) Calculation does not include sales charge for Investment shares.

                      See Notes to Financial Statements.

------------


                 INTERMEDIATE TAX-FREE FUND
  The Kent       FINANCIAL HIGHLIGHTS
  Funds          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
------------

INSTITUTIONAL SHARES

                                                                                PERIOD ENDED DECEMBER 31,
                                                                 ------------------------------------------------------
                                                                   1995           1994           1993          1992/(1)/
                                                                 --------       --------       --------        --------
Net Asset Value, Beginning of period........................     $   9.74       $  10.45       $  10.02        $  10.00
                                                                 --------       --------       --------        --------
Income from Investment Operations:
  Net investment income.....................................         0.45           0.40           0.37            0.01
  Net realized and unrealized gain (loss) on investments....         0.79          (0.71)          0.47            0.03
                                                                 --------       --------       --------        --------
    Total from Investment Operations:.......................         1.24          (0.31)          0.84            0.04
                                                                 --------       --------       --------        --------
Less Distributions from:
  Net investment income.....................................        (0.45)         (0.39)         (0.36)          (0.01)
  In excess of net investment income........................        (0.01)         (0.01)            --           (0.01)
  Net realized gain on investments..........................           --             --          (0.05)             --
                                                                 --------       --------       --------        --------
    Total Distributions:....................................        (0.46)         (0.40)         (0.41)          (0.02)
                                                                 --------       --------       --------        --------
Net increase (decrease) in net asset value..................         0.78          (0.71)          0.43            0.02
                                                                 --------       --------       --------        --------
Net Asset Value, End of period..............................     $  10.52       $   9.74       $  10.45        $  10.02
                                                                 ========       ========       ========        ========

Total Return for period indicated...........................        12.90%         (3.00)%         8.51%           0.40%

Ratios/Supplemental Data:
Net Assets, End of period (000's)...........................     $283,733       $380,715       $135,862        $ 36,938
Ratios to average net assets:
  Net investment income including reimbursement/waiver......         4.39%          4.07%          3.62%           1.77%*
  Net investment income excluding reimbursement/waiver......         4.39%          4.07%          3.62%           1.77%*
  Operating expenses including reimbursement/waiver.........         0.72%          0.78%          0.84%           0.11%**
  Operating expenses excluding reimbursement/waiver.........         0.72%          0.78%          0.84%           0.11%**
Portfolio Turnover Rate.....................................            6%            36%            14%              0%

----------------------------------------
*   Annualized
**  Not Annualized
(1) The Institutional Class commenced operations on December 16, 1992.

                      See Notes to Financial Statements.

------------


                 INTERMEDIATE TAX-FREE FUND
  The Kent       FINANCIAL HIGHLIGHTS (CONTINUED)
  Funds          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
------------

INVESTMENT SHARES

                                                                                PERIOD ENDED DECEMBER 31,
                                                                 ------------------------------------------------------
                                                                   1995           1994           1993          1992/(1)/
                                                                 --------       --------       --------        --------
Net Asset Value, Beginning of period........................     $   9.74       $  10.45       $  10.04        $  10.00
                                                                 --------       --------       --------        --------
Income from Investment Operations:
  Net investment income.....................................         0.42           0.40           0.36             ***
  Net realized and unrealized gain (loss) on investments....         0.79          (0.71)          0.46            0.04
                                                                 --------       --------       --------        --------
    Total from Investment Operations:.......................         1.21          (0.31)          0.82            0.04
                                                                 --------       --------       --------        --------
Less Distributions from:
  Net investment income.....................................        (0.42)         (0.39)         (0.33)             --
  In excess of net investment income........................        (0.01)         (0.01)         (0.03)             --
  Net realized gain on investments..........................           --             --          (0.05)             --
                                                                 --------       --------       --------        --------
    Total Distributions:....................................        (0.43)         (0.40)         (0.41)             --
                                                                 --------       --------       --------        --------
Net increase (decrease) in net asset value..................         0.78          (0.71)          0.41            0.04
                                                                 --------       --------       --------        --------
Net Asset Value, End of period..............................     $  10.52       $   9.74       $  10.45        $  10.04
                                                                 ========       ========       ========        ========

Total Return for period indicated (A).......................        12.66%         (3.03)%         8.29%           0.40%

Ratios/Supplemental Data:
Net Assets, End of period (000's)
Ratios to average net assets:...............................     $  3,807       $  4,505       $  3,307        $     92
  Net investment income including reimbursement/waiver......         4.13%          3.99%          3.44%           1.37%*
  Net investment income excluding reimbursement/waiver......         4.13%          3.99%          3.44%           1.37%*
  Operating expenses including reimbursement/waiver.........         0.97%          0.79%          1.08%           0.10%**
  Operating expenses excluding reimbursement/waiver.........         0.97%          0.79%          1.08%           0.10%**
Portfolio Turnover Rate.....................................            6%            36%            14%              0%

----------------------------------------
*   Annualized
**  Not Annualized
*** The amount is less than $0.005
(1) The Investment Class date of initial public investment was December 18, 1992.
(A) Calculation does not include sales charge for the Investment Shares.

                      See Notes to Financial Statements.

------------


                 TAX-FREE INCOME FUND
  The Kent       FINANCIAL HIGHLIGHTS
  Funds          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
------------

                                                                     INSTITUTIONAL SHARES          INVESTMENT SHARES
                                                                    ----------------------      ----------------------
                                                                         PERIOD ENDED                PERIOD ENDED
                                                                    DECEMBER 31, 1995/(1)/      DECEMBER 31, 1995/(2)/
                                                                    ----------------------      ----------------------
Net Asset Value, Beginning of period...........................           $   10.00                   $   10.00
                                                                          ---------                   ---------
Income from Investment Operations:
  Net investment income........................................                0.36                        0.31
  Net realized and unrealized gain (loss) on investments.......                0.49                        0.51
                                                                          ---------                   ---------
    Total from Investment Operations:..........................                0.85                        0.82
                                                                          ---------                   ---------
Less Distributions from:
  Net investment income........................................               (0.36)                      (0.30)
  Net realized gain on investments.............................                  --                          --
                                                                          ---------                   ---------
    Total Distributions........................................               (0.36)                      (0.30)
                                                                          ---------                   ---------
Net increase (decrease) in net asset value.....................                0.49                        0.52
                                                                          ---------                   ---------
Net Asset Value, End of period.................................           $   10.49                   $   10.52
                                                                          =========                   =========

Total Return for period indicated (A)..........................                8.64%                       8.34%

Ratios/Supplemental Data:
Net Assets, End of period (000's)..............................           $ 121,855                   $     529
Ratios to average net assets:
  Net investment income including reimbursement/waiver.........                4.44%*                      4.25%*
  Net investment income excluding reimbursement/waiver.........                4.26%*                      4.03%*
  Operating expenses including reimbursement/waiver............                0.73%*                      0.95%*
  Operating expenses excluding reimbursement/waiver............                0.91%*                      1.17%*
Portfolio Turnover Rate........................................                  10%                         10%

----------------------------------------
*   Annualized
(1) The Institutional Class commenced operations on March 20, 1995.
(2) The Investment Class Date of initial public investment was March 31, 1995.
(A) Calculation does not include sales charge for the Investment Shares.

                      See Notes to Financial Statements.

------------


                 MICHIGAN MUNICIPAL BOND FUND
  The Kent       FINANCIAL HIGHLIGHTS
  Funds          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
------------

INSTITUTIONAL SHARES

                                                                        PERIOD ENDED DECEMBER 31,
                                                                 --------------------------------------
                                                                   1995           1994         1993/(1)/
                                                                 --------       --------       --------
Net Asset Value, Beginning of period........................     $   9.72       $  10.06       $  10.00
                                                                 --------       --------       --------
Income from Investment Operations:
  Net investment income.....................................         0.39           0.37           0.23
  Net realized and unrealized gain (loss) on investments....         0.39          (0.34)          0.07
                                                                 --------       --------       --------
    Total from Investment Operations:.......................         0.78           0.03           0.30
                                                                 --------       --------       --------
Less Distributions from:
  Net investment income.....................................        (0.37)         (0.36)         (0.22)
  In excess of net investment income........................        (0.01)         (0.01)         (0.01)
  Net realized gain on investments..........................           --             --          (0.01)
  In excess of net realized gain on investments.............           --             --            ***
                                                                 --------       --------       --------
    Total Distributions:....................................        (0.38)         (0.37)         (0.24)
                                                                 --------       --------       --------
Net increase (decrease) in net asset value..................         0.40          (0.34)          0.06
                                                                 --------       --------       --------
Net Asset Value, End of period..............................     $  10.12       $   9.72       $  10.06
                                                                 ========       ========       ========

Total Return for period indicated (A).......................         8.20%          0.36%          3.06%

Ratios/Supplemental Data:
Net Assets, End of period (000's)...........................     $185,466       $118,485       $ 74,647
Ratios to average net assets:
  Net investment income including reimbursement/waiver......         3.81%          3.74%          3.34%*
  Net investment income excluding reimbursement/waiver......         3.80%          3.50%          3.61%*
  Operating expenses including reimbursement/waiver.........         0.69%          0.49%          0.24%*
  Operating expenses excluding reimbursement/waiver.........         0.70%          0.74%          0.68%*
Portfolio Turnover Rate.....................................           42%            27%            10%

----------------------------------------
*   Annualized
*** Amount is less than $0.005
(1) The Institutional Class commenced operations on May 3, 1993.
(2) The Investment Class date of initial public investment was on May 11, 1993.
(A) Calculation does not include sales charge for the Investment shares.

                      See Notes to Financial Statements.

INVESTMENT SHARES

                                                                        PERIOD ENDED DECEMBER 31,
                                                                 --------------------------------------
                                                                   1995           1994         1993/(2)/
                                                                 --------       --------       --------
Net Asset Value, Beginning of period........................     $   9.72       $  10.08       $  10.02
                                                                 --------       --------       --------
Income from Investment Operations:
  Net investment income.....................................         0.37           0.35           0.21
  Net realized and unrealized gain (loss) on investments....         0.40          (0.34)          0.07
                                                                 --------       --------       --------
    Total from Investment Operations:.......................         0.77           0.01           0.28
                                                                 --------       --------       --------
Less Distributions from:
  Net investment income.....................................        (0.37)         (0.34)         (0.21)
  In excess of net investment income........................        (0.01)         (0.03)            ***
  Net realized gain on investments..........................           --             --          (0.01)
  In excess of net realized gain on investments.............           --             --             --
                                                                 --------       --------       --------
    Total Distributions:....................................        (0.38)         (0.37)         (0.22)
                                                                 --------       --------       --------
Net increase (decrease) in net asset value..................         0.39          (0.36)          0.06
                                                                 --------       --------       --------
Net Asset Value, End of period..............................     $  10.11       $   9.72       $  10.08
                                                                 ========       ========       ========

Total Return for period indicated (A).......................         8.01%          0.16%          2.85%

Ratios/Supplemental Data:
Net Assets, End of period (000's)...........................     $  1,900       $  1,980       $    283
Ratios to average net assets:
  Net investment income including reimbursement/waiver......         3.68%          3.80%          3.43%*
  Net investment income excluding reimbursement/waiver......         3.67%          2.74%          2.60%*
  Operating expenses including reimbursement/waiver.........         0.83%          0.49%          0.25%*
  Operating expenses excluding reimbursement/waiver.........         0.85%          0.84%          1.08%*
Portfolio Turnover Rate.....................................           42%            27%            10%

------------



  The Kent
  Funds          NOTES TO FINANCIAL STATEMENTS
------------

1.   ORGANIZATION

     The Kent Funds (the "Trust") was organized as a Massachusetts business trust on May 9, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of the date of this report, the Trust offered thirteen managed investment portfolios. The accompanying financial statements and financial highlights are those of the Limited Term Tax-Free Fund (formerly the Limited Maturity Tax Exempt Bond Fund), Intermediate Tax-Free Fund (formerly the Medium Term Tax Exempt Bond Fund), Tax-Free Income Fund and Michigan Municipal Bond Fund (formerly the Michigan Municipal Limited Maturity Bond Fund) (individually, a "Portfolio", collectively, the "Portfolios") only. The Trust offers two classes of shares:
Investment and Institutional. The Investment Shares are offered with a 4.00% sales load.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Portfolios in the preparation of the financial statements.

PORTFOLIO VALUATION: Corporate debt securities, municipal securities and debt securities of the U.S. government and its agencies (other than short-term investments maturing in 60 days or less) are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term obligations that mature in 60 days or less are valued at amortized cost, which constitutes fair value and approximates market value. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Portfolios declare and distribute dividends from net investment income monthly. Net investment income for this purpose consists of interest accrued and discount earned (including both original issue and market discount), less amortization of any market premium on municipal securities and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

     The amounts of income and capital gains to be distributed are determined in accordance with income tax regulations. Such amounts may vary from income and capital gains recognized in accordance with generally accepted accounting principles.

FEDERAL TAXES: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes to the extent that it distributes all of its taxable or

------------



  The Kent
  Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------

tax-exempt income. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, each Portfolio will not be subject to a Federal excise tax. Therefore, no Federal income tax provision is required.

EXPENSES: Expenses directly attributable to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one investment portfolio of the Trust are allocated among the respective portfolios. In addition, investors in Investment Shares will pay the expenses directly attributable to the Investment Shares as a class, and investors in Institutional Shares will pay the expenses directly attributable to the Institutional Shares as a class.

ORGANIZATIONAL COSTS: The Kent Tax-Free Income Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under Federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years beginning with the Portfolio's commencement of operations. In the event that any of the initial shares purchased by the Portfolio's sponsor are redeemed during such period, the Portfolio will be reimbursed by such holder for any unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3.   INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND OTHER FEES

     Old Kent Bank ("Investment Adviser") serves as the investment adviser to the Trust. The Investment Adviser is a Michigan State Banking Association and the principal subsidiary of Old Kent Financial Corporation. The Investment Adviser is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.45% of the average daily net assets of each of the Limited Term Tax-Free Fund and the Michigan Municipal Bond Fund, 0.50% of the average daily net assets of the Intermediate Tax-Free Fund and 0.55% of the average daily net assets of the Tax-Free Income Fund.

     Effective March 31, 1995, First Data Investor Services Group, Inc. ("FDISG"), formerly known as The Shareholder Services Group, Inc. doing business as 440 Financial, a wholly-owned subsidiary of First Data Corporation ("First Data"), serves as the Trust's administrator and transfer agent. FDISG (the "Administrator"), receives a fee computed daily and paid monthly, at the annual rate of 0.20% for up to $5.0 billion, 0.18% for $5.0 to $7.5 billion and 0.15% for over $7.5 billion of the Trust's aggregate net assets. In addition, FDISG also receives a separate fee from each Portfolio for certain transfer agent services ("shareholder services fees"). Prior to March 31, 1995, the administration, fund accounting and transfer agency services described above were provided by 440 Financial Group of Worcester, Inc., a wholly-owned subsidiary of State Mutual Life Assurance Company of America ("State Mutual") for the same annual fees. On March 31, 1995, FDISG acquired substantially all the assets of 440 Financial Group of Worcester, Inc.

     The Investment Adviser has voluntarily reduced the advisory fee for the Limited Term Tax-Free Fund, Tax-Free Income Fund and Michigan Municipal Bond Fund for the year ended December 31, 1995. The Investment Adviser has reimbursed the Investment Shares and Institutional Shares of the Limited Term Tax-Free Fund, Tax-Free Income Fund, and Michigan Municipal Bond Fund, $2 and $20,787; $680 and $147,788 and $295 and $19,760, respectively.

     Prior to April 1, 1994, Keystone Custodian Funds, Inc. ("Keystone") and Keystone Investor Resource Center, Inc. served as administrator and transfer agent, respectively, for the Portfolios. Fee rates paid to Keystone and Keystone Investor Resource Center, Inc. were the same as those paid to FDISG.

------------



  The Kent
  Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------

     Each Portfolio has adopted a distribution plan (the "Plans") on behalf of the Investment Shares pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plans provide for payments to 440 Financial Distributors, Inc. (the "Distributor"), an indirect wholly-owned subsidiary of First Data, of up to 0.25% of the average daily net assets of the Investment Shares of the Portfolios. Currently, the Limited Term Tax-Free Fund and Michigan Municipal Bond Fund make payments at the rate of only 0.15% of the average daily net assets of their Investment Shares pursuant to the Plans.

     The Distributor acts as the exclusive distributor of the Trust's shares. Prior to March 31, 1995, the Distributor was an indirect wholly-owned subsidiary of State Mutual. Prior to April 1, 1994, Fiduciary Investment Company, Inc. acted as the distributor of the Trust's shares. Fee rates charged by the Distributor are the same as those charged by Fiduciary Investment Company, Inc.

     One trustee and certain officers of the Trust are also officers of the current Administrator and/or the Distributor. Such Trustee and officers receive no compensation from the Trust for serving in their respective roles.

     Expenses for the Trust include legal fees paid to Drinker Biddle & Reath. A partner of that firm serves as Secretary of the Trust.

     Bankers Trust Company acts as the Trust's custodian. Prior to October 25, 1995, the Trust's custodian was The Chase Manhattan Bank, N.A., a wholly-owned subsidiary of The Chase Manhattan Corporation.

4.   CLASS LEVEL EXPENSES

     Each of the Portfolios has established two classes of shares, Investment Shares and Institutional Shares. Each share in each Portfolio, regardless of class, represents an equal pro rata interest in a Portfolio and has identical voting, dividend, liquidation and other rights, except in matters affecting only a particular Portfolio or class, in which case only shares of the affected Portfolio or class are entitled to vote. Each class may bear class specific expenses.

     Class specific expenses, if any, are currently limited to expenses directly attributable to the Investment Shares under the Plans, shareholder services fees and certain printing and postage expenses incurred as they relate to a particular class of shares. Shareholder services fees were borne by each of the Investment and Institutional Shares for each Portfolio for the year ended December 31, 1995 as follows:

                                                  INSTITUTIONAL      INVESTMENT
                                                  -------------      ----------
Limited Term Tax Free.........................        $  13,200          $   10
Intermediate Tax Free.........................           11,288             137
Tax Free Income...............................           12,144              45
Michigan Municipal Bond.......................           13,869             162

5.   SHARES OF BENEFICIAL INTEREST

     The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest without par value. It allows for the creation of one or more classes of shares within each series, each of which, regardless of class designation, represents an equal proportionate interest in the Portfolios with each other share of that series. The Portfolios may issue more than one series of shares investing in portfolios of securities. The Trust currently issues thirteen series of shares with two separate classes in each series, Investment Shares and Institutional Shares. Each class of shares is entitled upon liquidation of the Portfolios to a pro rata share in the net assets of the class of such series. Transactions in capital shares and distributions to shareholders are summarized below for each Portfolio.

------------



  The Kent
  Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------

TRANSACTIONS IN CAPITAL SHARES:

LIMITED TERM TAX-FREE FUND

                                                           PERIOD ENDED DECEMBER 31,
                                                       --------------------------------
                                                           1995                1994*
                                                       ------------        ------------
             INSTITUTIONAL SHARES
Shares issued....................................         3,132,279           6,036,399
Reinvestment of distributions....................               166                  39
Shares redeemed..................................        (2,152,975)         (1,599,626)
                                                       ------------        ------------
  Net increase (decrease)........................           979,470           4,436,812
                                                       ============        ============
               INVESTMENT SHARES
Shares issued....................................             5,537                 681
Reinvestment of distributions....................               156                   4
Shares redeemed..................................            (1,120)                 --
                                                       ------------        ------------
  Net increase (decrease)........................             4,573                 685
                                                       ============        ============

INTERMEDIATE TAX-FREE FUND

                                                            YEAR ENDED DECEMBER 31,
                                                       --------------------------------
                                                           1995                1994
                                                       ------------        ------------
             INSTITUTIONAL SHARES
Shares issued....................................         5,509,613          36,434,473
Reinvestment of distributions....................             2,519               2,589
Shares redeemed..................................       (17,626,244)        (10,350,419)
                                                       ------------        ------------
  Net increase (decrease)........................       (12,114,112)         26,086,643
                                                       ============        ============
               INVESTMENT SHARES
Shares issued....................................            54,764             351,948
Reinvestment of distributions....................             7,646               9,538
Shares redeemed..................................          (162,915)           (215,526)
                                                       ------------        ------------
  Net increase (decrease)........................          (100,505)            145,960
                                                       ============        ============

TAX-FREE INCOME FUND

                                                                 PERIOD ENDED
                                                             DECEMBER 31, 1995**
                                                             -------------------
             INSTITUTIONAL SHARES
Shares issued....................................                    13,298,723
Reinvestment of distributions....................                         1,362
Shares redeemed..................................                    (1,689,026)
                                                                   ------------
  Net increase (decrease)........................                    11,611,059
                                                                   ============
             INVESTMENT SHARES
Shares issued....................................                        52,334
Reinvestment of distributions....................                         1,235
Shares redeemed..................................                        (3,316)
                                                                   ------------
  Net increase (decrease)........................                        50,253
                                                                   ============

MICHIGAN MUNICIPAL BOND FUND

                                                           YEAR ENDED DECEMBER 31,
                                                       --------------------------------
                                                           1995                1994
                                                       ------------        ------------
             INSTITUTIONAL SHARES
Shares issued....................................        11,603,278          13,670,695
Reinvestment of distributions....................             4,643               4,263
Shares redeemed..................................        (5,467,888)         (8,907,100)
                                                       ------------        ------------
  Net increase (decrease)........................         6,140,033           4,767,858
                                                       ============        ============
               INVESTMENT SHARES
Shares issued....................................            37,453             299,679
Reinvestment of distributions....................             3,149               2,408
Shares redeemed..................................           (56,394)           (126,547)
                                                       ------------        ------------
  Net increase (decrease)........................           (15,792)            175,540
                                                       ============        ============

----------------------------------------

* The Institutional Class of the Limited Term Tax-Free Fund commenced operations on September 1, 1994. The Investment Class date of initial public investment was November 1, 1994.

** The Institutional Class of the Tax-Free Income Fund commenced operations on
   March 20, 1995. The Investment Class date of initial public investment was March 31, 1995.

------------



  The Kent
  Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------

DISTRIBUTIONS TO SHAREHOLDERS:

LIMITED TERM TAX-FREE FUND

                                                          PERIOD ENDED DECEMBER 31,
                                                       --------------------------------
                                                           1995                1994*
                                                       ------------        ------------
             INSTITUTIONAL SHARES
Net investment income............................      $  1,911,674        $    586,336
Net realized gains...............................                --                  --
                                                       ------------        ------------
  Total distributions............................      $  1,911,674        $    586,336
                                                       ============        ============
               INVESTMENT SHARES
Net investment income............................      $      1,582        $         43
Net realized gains...............................                --                  --
                                                       ------------        ------------
  Total distributions............................      $      1,582        $         43
                                                       ============        ============

INTERMEDIATE TERM TAX-FREE FUND

                                                            YEAR ENDED DECEMBER 31,
                                                       --------------------------------
                                                           1995                1994
                                                       ------------        ------------
             INSTITUTIONAL SHARES
Net investment income............................      $ 13,398,449        $ 11,498,139
In excess of net investment income...............           282,467             318,019
Net realized gains...............................                --                  --
                                                       ------------        ------------
  Total distributions............................      $ 13,680,916        $ 11,816,158
                                                       ============        ============
               INVESTMENT SHARES
Net investment income............................      $    157,954        $    154,498
In excess of net investment income...............             3,790               4,273
Net realized gains...............................                --                  --
                                                       ------------        ------------
  Total distributions............................      $    161,744        $    158,771
                                                       ============        ============

TAX-FREE INCOME FUND

                                                                PERIOD ENDED
                                                             DECEMBER 31, 1995**
                                                             -------------------
             INSTITUTIONAL SHARES
Net investment income............................                  $  3,541,310
Net realized gains...............................                            --
                                                                   ------------
  Total distributions............................                  $  3,541,310
                                                                   ============
               INVESTMENT SHARES
Net investment income............................                  $     12,658
Net realized gains...............................                            --
                                                                   ------------
  Total distributions............................                  $     12,658
                                                                   ============

MICHIGAN MUNICIPAL BOND FUND

                                                           YEAR ENDED DECEMBER 31,
                                                       --------------------------------
                                                           1995                1994
                                                       ------------        ------------
             INSTITUTIONAL SHARES
Net investment income............................      $  6,043,639        $  4,091,258
In excess of net investment income...............           157,669             131,603
Net realized gains...............................                --                  --
                                                       ------------        ------------
  Total distributions............................      $  6,201,308        $  4,222,861
                                                       ============        ============
               INVESTMENT SHARES
Net investment income............................      $     68,092        $     39,480
In excess of net investment income...............             1,615               1,270
Net realized gains...............................                --                  --
                                                       ------------        ------------
  Total distributions............................      $     69,707        $     40,750
                                                       ============        ============

----------------------------------------
* The Institutional Class of the Limited Term Tax-Free Fund commenced operations on September 1, 1994. The Investment Class date of initial public investment was November 1, 1994.

** The Institutional Class of the Tax-Free Income Fund commenced operations on
   March 20, 1995. The Investment Class date of initial public investment was March 31, 1995.

------------



  The Kent
  Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------

6.   PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended December 31, 1995 were as follows:

FUND                                                PURCHASES          SALES
--------------                                     ------------     ------------
Limited Term Tax-Free........................      $ 30,671,485     $ 22,382,898
Intermediate Tax-Free........................        18,794,450      145,381,256
Tax-Free Income..............................       121,647,924        9,705,008
Michigan Municipal Bond......................       100,526,307       61,443,096

At December 31, 1995, aggregate gross unrealized appreciation in which there was an excess of value over tax cost, and aggregate gross unrealized depreciation in which there was an excess of tax cost over value for all securities were as follows:

                                                             TAX BASIS
                                                             ---------
                                                    UNREALIZED       UNREALIZED
FUND                                               APPRECIATION     DEPRECIATION
--------------                                     ------------     ------------
Limited Term Tax-Free........................       $   867,379       $     --
Intermediate Tax-Free........................        13,683,664        (77,010)
Tax-Free Income..............................         4,985,699        (19,870)
Michigan Municipal Bond......................         2,599,797        (64,958)

                                                  NET UNREALIZED
                                                   APPRECIATION
FUND                                              (DEPRECIATION)
--------------                                    --------------
Limited Term Tax-Free........................       $   867,379
Intermediate Tax-Free........................        13,606,654
Tax-Free Income..............................         4,965,829
Michigan Municipal Bond......................         2,534,839

As of December 31, 1995, the following Portfolios had capital loss carryforwards which will expire in the year indicated:

FUND                                                     2002              2003
--------------                                           ----              ----
Intermediate Tax-Free........................      $  245,080       $ 1,065,189
Michigan Municipal Bond......................          47,669           131,222

Under current tax law, capital losses realized after October 31 may be deferred and treated as occuring on the first day of the following fiscal year. The deferred loss for the Intermediate Tax-Free Fund of $218,969 will be treated as arising on the first day of the fiscal year ended December 31, 1996.

7.   CONCENTRATION OF CREDIT

     The Michigan Municipal Bond Fund invests primarily in debt obligations issued by the State of Michigan and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Portfolio is more susceptible to economic and political factors adversely affecting issuers of Michigan specific municipal bonds than funds that are not concentrated in these issuers to the same extent.

REPORT OF INDEPENDENT AUDITORS


The Trustees
The Kent Funds:

We have audited the accompanying statements of assets and liabilities (page 34) of The Kent Limited Term Tax-Free Fund (formerly The Kent Limited Maturity Tax Exempt Bond Fund), The Kent Intermediate Tax-Free Fund (formerly The Kent Medium Term Tax Exempt Bond Fund), The Kent Tax-Free Income Fund, and The Kent Michigan Municipal Bond Fund (formerly The Kent Michigan Municipal Limited Maturity Bond
Fund), portfolios of The Kent Funds, including the portfolios of investments (pages 13-33), as of December 31, 1995, the related statements of operations for the year or period then ended (page 35), the statements of changes in net assets for each of the years or periods in the two-year period then ended (pages 36-
37), and the financial highlights for Institutional and Investment shares for each of the years or periods in the four-year period then ended (pages 38-43). These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Kent Limited Term Tax-Free Fund, The Kent Intermediate Tax-Free Fund, The Kent Tax-Free Income Fund and The Kent Michigan Municipal Bond Fund as of December 31, 1995, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with generally accepted accounting principles.


                             KPMG Peat Marwick LLP

Boston, Massachusetts
February 9, 1996

                      This page left blank intentionally.

                      This page left blank intentionally.

   -------
    T H E                                                       ----------------
   -------                                                          BULK RATE
KENT FUNDS /(R)/                                                   US POSTAGE
                                                                      PAID
4400 COMPUTER DRIVE                                             PERMIT NO. 54201
WESTBORO, MA 01581                                                 BOSTON, MA
                                                                ----------------


K-157 (12/95)

This is a guide for graphical content in the Kent Funds Annual Reports:


K-158-Tax-Free Bond Funds
Front Cover -
      A logo for the Funds representing a Roman column appears on the page.
Page2
      Line chart representing the AAA Rated General Obligations Municipal Bond Yields at 12/31/95 and 12/31/94 appears on this page
         12/31/95      12/31/94
1yr       3.45          4.9
3years    3.85          5.2
5years    4.1           5.4
7years    4.3           5.55
10years   4.6           5.75
12yrs     4.8           5.75
15yrs     5             5.95
20yrs     5.15          6.25
25yrs     5.15          6.55
30yrs     5.2           6.55

Page4
     Pie chart representing the investments owned by the Limited Term Tax-Free Fund as of 12/31/95 appears on this page
     Other regions                                            7.35%
     Cash Equivalents & Net Other Assets & Liabilities        1.72
     South                                                    17.43
     East                                                     18.08
     Mountain                                                 12.51
     North Central                                            40.60
     Pacific                                                  2.31

Page5
     A mountain chart comparing the growth of $10,000 invested in institutional and investment shares of the Limited Term Tax Free Fund and the Lehman Brothers 1-Year General Obligations Municipal Bond Index and the Lehman Brothers 3-Year General Obligations Municipal Bond Index appears here:
     Municipal Bond Index appears here:
     Institutional Shares
                                   Start                  End
     Institutional Shares
          Fund                     $10,000                $10,760
          Lehman Brothers 1-Year
          General Obligations Mun-
          icipal Bond Index         10,000                 10,631

           Lehman Brothers 3-Year
           General Obligations Mun-
           icipal Bond Index         10,000        10,924
     Investment Shares
           Fund                      $9,600        $10,410
           Lehman Brothers 1-Year
           General Obligations Mun-
           icipal Bond Index         10,000        10,656
           Lehman Brothers 3-Year
           General Obligations Mun-
           icipal Bond Index         10,000        10,923
Page6
     Pie chart representing the investments owned by the Intermediate Tax-Free Fund as of 12/31/95 appears on this page
     Other regions                                            5.35%
     Cash Equivalents & Net Other Assets & Liabilities        1.81
     South                                                    23.80
     East                                                     12.89
     Mountain                                                 4.43
     North Central                                            38.15
     Pacific                                                  13.57

Page7
     A mountain chart comparing the growth of $10,000 invested in institutional and investment shares of the Intermediate Tax Free Fund and the Lehman Brothers 3-Year General Obligations Municipal Bond Index and the Lehman Brothers 5-Year General Obligations Municipal Bond Index appears here:
     Institutional Shares
                                          Start              End
     Institutional Shares
            Fund                          $10,000            $11,903
            Lehman Brothers 3-Year
            General Obligations Mun-
            icipal Bond Index             10,000             11,503
            Lehman Brothers 5-Year
            General Obligations Mun-
            icipal Bond Index             10,000             11,797
     Investment Shares
            Fund                          $9,600             $11,402
            Lehman Brothers 3-Year
            General Obligations Mun-
            icipal Bond Index             10,000             11,503
            Lehman Brothers 5-Year
            General Obligations Mun-
            icipal Bond Index             10,000             11,747

Page8
     Pie chart representing the investments owned by the Tax-Free Income Fund as of 12/31/95 appears on this page
     Other                                                   2.48%
     Cash Equivalents & Net Other Assets & Liabilities       2.82
     South                                                   20.16
     East                                                    14.79
     Mountain                                                3.74
     North Central                                           36.57
     Pacific                                                 19.44

Page9
     A mountain chart comparing the growth of $10,000 invested in institutional and investment shares of the Tax Free Income Fund and the Lehman Brothers Municipal Bond Index appears here:
     Institutional Shares
                                   Start            End
     Institutional Shares
          Fund                     $10,000          $10,864
          Lehman Brother Mun-
          icipal Bond Index        10,000           10,970
     Investment Shares
          Fund                     $9,600           $10,401
          Lehman Brothers Mun-
          icipal Bond Index        10,000           110,970

Page11
     A mountain chart comparing the growth of $10,000 invested in institutional and investment shares of the Michigan Municipal Bond Fund and the Lehman Brothers Three-Year general Obligations
     Municipal Bond Index appears here:
     Institutional Shares
                                   Start            End
     Institutional Shares
          Fund                     $10,000          $10,864
          Lehman Brothers
          Three Year General
          Obligations Mun-
          icipal Bond Index        10,000           10,970
     Investment Shares
          Fund                     $9,600           $10,681
          Lehman Brothers
          Three Year General
          Obligations Mun-
          icipal Bond Index        10,000           11,234